UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              CT Corporation System
                               155 Federal Street
                                Boston, MA 02110
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kathleen A. McGah, Esq.
   Vice President, Chief Legal Officer,              John H. Beers, Esq.
   Counsel and Secretary for Registrant          Vice President and Counsel
      Phoenix Life Insurance Company           Phoenix Life Insurance Company
             One American Row                         One American Row
          Hartford, CT 06103-2899                  Hartford, CT 06103-2899
--------------------------------------------------------------------------------
 (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

                          PHOENIX CAPITAL GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
COMMON STOCKS--96.7%                                               HEALTH CARE--(CONTINUED)
                                                                   Covidien Ltd.                              64,891    $   2,157
CONSUMER DISCRETIONARY--7.2%                                       Genzyme Corp.(2)                           36,869        2,190
Amazon.com, Inc.(2)                        47,842    $   3,514     Gilead Sciences, Inc.(2)                   74,437        3,448
Kohl's Corp.(2)                            38,492        1,629     Johnson & Johnson                          30,691        1,614
Lowe's Cos., Inc.                         129,548        2,364     St. Jude Medical, Inc.(2)                  49,370        1,794
Staples, Inc.                             161,966        2,933     Wyeth                                      41,837        1,801
Target Corp.                               88,981        3,060                                                          ---------
                                                     ---------                                                             29,523
                                                        13,500                                                          ---------
                                                     ---------     INDUSTRIALS--7.0%
CONSUMER STAPLES--16.4%                                            ABB Ltd. Sponsored ADR                    126,616        1,765
Coca-Cola Co. (The)                        88,258        3,879     Danaher Corp.                              52,763        2,861
Colgate-Palmolive Co.                      61,879        3,650     Deere & Co.                                59,229        1,947
Costco Wholesale Corp.                     48,625        2,252     Lockheed Martin Corp.                      44,501        3,072
General Mills, Inc.                        38,775        1,934     United Parcel Service, Inc.                33,311        1,640
Kroger Co. (The)                          112,891        2,395     United Technologies Corp.                  42,303        1,818
PepsiCo, Inc.                              96,287        4,957                                                          ---------
Philip Morris International, Inc.         129,415        4,605                                                             13,103
Wal-Mart Stores, Inc.                     134,729        7,019                                                          ---------
                                                     ---------     INFORMATION TECHNOLOGY--24.2%
                                                        30,691     Apple, Inc.(2)                             56,573        5,947
                                                     ---------     CA, Inc.                                  104,385        1,838
ENERGY--9.6%                                                       Cisco Systems, Inc.(2)                    201,144        3,373
Canadian Natural Resources Ltd.            61,948        2,389     Google, Inc.(2)                             9,533        3,318
Exxon Mobil Corp.                          61,555        4,192     Hewlett-Packard Co.                       133,921        4,293
Occidental Petroleum Corp.                 62,271        3,465     Intel Corp.                               276,856        4,167
Petroleo Brasileiro SA ADR                 51,959        1,583     International Business Machines
Range Resources Corp.                      41,692        1,716       Corp.                                    61,129        5,923
Schlumberger Ltd.                          64,306        2,612     Juniper Networks, Inc.(2)                 150,319        2,264
Transocean Ltd.(2)                         16,509          972     Microsoft Corp.                           322,349        5,922
XTO Energy, Inc.                           33,355        1,021     Oracle Corp.                              204,260        3,691
                                                     ---------     QUALCOMM, Inc.                            115,937        4,511
                                                        17,950                                                          ---------
                                                     ---------                                                             45,247
FINANCIALS--5.0%                                                                                                        ---------
Chubb Corp. (The)                          52,613        2,227     MATERIALS--6.1%
Goldman Sachs Group, Inc. (The)            18,347        1,945     BHP Billiton Ltd. Sponsored ADR            42,303        1,887
JPMorgan Chase & Co.                       75,883        2,017     Freeport-McMoRan Copper & Gold, Inc.       96,074        3,661
Marsh & McLennan Cos., Inc.                47,255          957     Monsanto Co.                               24,017        1,996
Northern Trust Corp.                       38,725        2,316     Potash Corp. of Saskatchewan, Inc.         23,893        1,931
                                                     ---------     Praxair, Inc.                              28,272        1,902
                                                         9,462                                                          ---------
                                                     ---------                                                             11,377
HEALTH CARE--15.8%                                                                                                      ---------
Abbott Laboratories                        62,683        2,990     TELECOMMUNICATION SERVICES--2.9%
Aetna, Inc.                               129,643        3,154     American Tower Corp. Class A(2)           122,626        3,731
Baxter International, Inc.                 64,311        3,294     Verizon Communications, Inc.               54,728        1,653
Becton, Dickinson & Co.                    60,360        4,059                                                          ---------
Bristol-Myers Squibb Co.                  137,889        3,022                                                              5,384
                                                                                                                        ---------

                          PHOENIX CAPITAL GROWTH SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE
                                       ----------    ---------
UTILITIES--2.5%
Exelon Corp.                               54,237    $   2,462
FPL Group, Inc.                            45,830        2,325
                                                     ---------
                                                         4,787
--------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $201,947)                             181,024
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $201,947)                             181,024
--------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.1%

MONEY MARKET MUTUAL FUNDS--3.1%
State Street Institutional Liquid
  Reserves Fund
  (seven-day effective yield 0.577%)    5,808,294        5,808
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,808)                                 5,808
--------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $207,755)                             186,832(1)

Other assets and liabilities,
 net--0.2%                                                 348
                                                     ---------
NET ASSETS--100.0%                                   $ 187,180
                                                     =========

ABBREVIATION LEGEND:
ADR  American Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                          PHOENIX CAPITAL GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/09*
As a % of total investments.
--------------------------------------------------------------
United States                                               91%
Switzerland                                                  4
Canada                                                       2
Australia                                                    1
Brazil                                                       1
Netherlands                                                  1
--------------------------------------------------------------
Total                                                      100%
--------------------------------------------------------------

*  FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

                        PHOENIX GROWTH AND INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
COMMON STOCKS--95.9%                                               INDUSTRIALS--(CONTINUED)
                                                                   Continental Airlines, Inc.
CONSUMER DISCRETIONARY--6.5%                                         Class B(2)                              175,000    $   1,542
McDonald's Corp.                           28,500    $   1,555     Foster Wheeler AG(2)                       83,800        1,464
NIKE, Inc. Class B                         34,400        1,613     L-3 Communications Holdings, Inc.          24,900        1,688
Under Armour, Inc. Class A(2)              89,400        1,469     Union Pacific Corp.                        38,000        1,562
                                                     ---------                                                          ---------
                                                         4,637                                                              8,524
                                                     ---------                                                          ---------
CONSUMER STAPLES--11.1%                                            INFORMATION TECHNOLOGY--16.3%
Altria Group, Inc.                         94,000        1,506     Cisco Systems, Inc.(2)                     96,000        1,610
Bunge Ltd.                                 28,300        1,603     Corning, Inc.                             126,700        1,681
Costco Wholesale Corp.                     35,600        1,649     Hewlett-Packard Co.                        54,600        1,750
PepsiCo, Inc.                              32,000        1,647     International Business Machines
Philip Morris International, Inc.          41,300        1,470       Corp.                                    17,200        1,667
                                                     ---------     Microsoft Corp.                            93,300        1,714
                                                         7,875     Nokia OYJ Sponsored ADR                   133,700        1,560
                                                     ---------     QUALCOMM, Inc.                             41,700        1,623
ENERGY--13.6%                                                                                                           ---------
Chesapeake Energy Corp.                    41,100          701                                                             11,605
ConocoPhillips                             41,300        1,617                                                          ---------
Halliburton Co.                            90,900        1,406     MATERIALS--8.1%
Massey Energy Co.                          67,100          679     Alcoa, Inc.                               131,300          964
Occidental Petroleum Corp.                 26,000        1,447     Freeport-McMoRan Copper & Gold, Inc.       38,000        1,448
Petroleo Brasileiro SA ADR                 51,000        1,554     Nucor Corp.                                44,600        1,702
St. Mary Land & Exploration Co.            54,300          718     Potash Corp. of Saskatchewan, Inc.         20,400        1,649
Valero Energy Corp.                        85,500        1,531                                                          ---------
                                                     ---------                                                              5,763
                                                         9,653                                                          ---------
                                                     ---------     TELECOMMUNICATION SERVICES--4.3%
FINANCIALS--10.8%                                                  AT&T, Inc.                                 61,600        1,553
Allstate Corp. (The)                       80,600        1,543     Verizon Communications, Inc.               51,400        1,552
Goldman Sachs Group, Inc. (The)            15,000        1,590                                                          ---------
Hudson City Bancorp, Inc.                 131,700        1,540                                                              3,105
Reinsurance Group of America, Inc.         52,000        1,684     --------------------------------------------------------------
Wells Fargo & Co.                          91,900        1,309     TOTAL COMMON STOCKS
                                                     ---------     (IDENTIFIED COST $68,669)                               68,197
                                                         7,666     --------------------------------------------------------------
                                                     ---------
HEALTH CARE--13.2%                                                 EXCHANGE TRADED FUNDS--2.2%
Celgene Corp.(2)                           33,500        1,488
Gilead Sciences, Inc.(2)                   35,000        1,621     PowerShares Deutsche Bank
Johnson & Johnson                          31,200        1,641       Agriculture Fund(2)                      64,400        1,577
Merck & Co., Inc.                          58,700        1,570     --------------------------------------------------------------
St. Jude Medical, Inc.(2)                  42,400        1,540     TOTAL EXCHANGE TRADED FUNDS
UnitedHealth Group, Inc.                   72,100        1,509     (IDENTIFIED COST $1,605)                                 1,577
                                                     ---------     --------------------------------------------------------------
                                                         9,369     TOTAL LONG TERM INVESTMENTS--98.1%
                                                     ---------     (IDENTIFIED COST $70,274)                               69,774
INDUSTRIALS--12.0%                                                 --------------------------------------------------------------
Boeing Co. (The)                           21,300          758
Caterpillar, Inc.                          54,000        1,510     SHORT-TERM INVESTMENTS--1.2%

                                                                   MONEY MARKET MUTUAL FUNDS--1.2%
                                                                   State Street Institutional Liquid
                                                                     Reserves Fund (seven-day
                                                                     effective yield 0.577%)                 852,874          853
                                                                   --------------------------------------------------------------
                                                                   TOTAL SHORT-TERM INVESTMENTS
                                                                   (IDENTIFIED COST $853)                                     853
                                                                   --------------------------------------------------------------

                        PHOENIX GROWTH AND INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $71,127)                               70,627(1)

Other assets and liabilities,
  net--0.7%                                                500
                                                     ---------
NET ASSETS--100.0%                                   $  71,127
                                                     =========

ABBREVIATION LEGEND:
ADR  American Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                        PHOENIX GROWTH AND INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/09*
As a % of total investments.
--------------------------------------------------------------
United States                                               91%
Canada                                                       3
Brazil                                                       2
Finland                                                      2
Switzerland                                                  2
--------------------------------------------------------------
Total                                                      100%
--------------------------------------------------------------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

                         PHOENIX MID-CAP GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
COMMON STOCKS--99.3%                                               FINANCIALS--(CONTINUED)
                                                                   Nasdaq OMX Group, Inc. (The)(2)            10,000    $     196
CONSUMER DISCRETIONARY--16.3%                                      Northern Trust Corp.                        9,500          568
American Public Education, Inc.(2)          6,000    $     252     Signature Bank(2)                           6,500          183
Bed Bath & Beyond, Inc.(2)                  6,000          149                                                          ---------
Block (H&R), Inc.                           9,000          164                                                              2,560
Darden Restaurants, Inc.                    7,000          240                                                          ---------
DeVry, Inc.                                11,000          530     HEALTH CARE--15.8%
Dollar Tree, Inc.(2)                        4,500          200     Alexion Pharmaceuticals, Inc.(2)            7,500          282
GameStop Corp. Class A(2)                  14,400          403     Bard (C.R.), Inc.                           7,500          598
Grand Canyon Education, Inc.(2)             5,000           86     Cephalon, Inc.(2)                           5,500          374
Kohl's Corp.(2)                             7,200          305     Express Scripts, Inc.(2)                   10,000          462
Nordstrom, Inc.                            11,500          193     Gen-Probe, Inc.(2)                          8,000          365
Penn National Gaming, Inc.(2)              20,500          495     HMS Holdings Corp.(2)                       4,500          148
Ross Stores, Inc.                          18,700          671     Illumina, Inc.(2)                          12,000          447
Staples, Inc.                               8,000          145     Intuitive Surgical, Inc.(2)                 2,000          191
Strayer Education, Inc.                     3,000          540     Masimo Corp.(2)                            11,000          319
TJX Cos., Inc. (The)                        8,000          205     Mylan, Inc.(2)                             18,000          241
Urban Outfitters, Inc.(2)                  31,000          507     Myriad Genetics, Inc.(2)                   17,000          773
VF Corp.                                    3,750          214     NuVasive, Inc.(2)                           6,500          204
WMS Industries, Inc.(2)                    29,800          623     St. Jude Medical, Inc.(2)                   6,000          218
                                                     ---------     United Therapeutics Corp.(2)                3,000          198
                                                         5,922     VCA Antech, Inc.(2)                        21,900          494
                                                     ---------     Vertex Pharmaceuticals, Inc.(2)             8,000          230
CONSUMER STAPLES--4.7%                                             Wright Medical Group, Inc.(2)              15,000          195
Church & Dwight Co., Inc.                   7,000          365                                                          ---------
Mead Johnson Nutrition Co. Class A(2)       6,500          188                                                              5,739
Ralcorp Holdings, Inc.(2)                   9,000          485                                                          ---------
Shoppers Drug Mart Corp.                      300           10     INDUSTRIALS--19.0%
Shoppers Drug Mart Corp.                   18,900          650     Ametek, Inc.                               16,800          525
                                                     ---------     Clean Harbors, Inc.(2)                      5,000          240
                                                         1,698     Copart, Inc.(2)                             6,000          178
                                                     ---------     CoStar Group, Inc.(2)                       6,500          197
ENERGY--6.6%                                                       Danaher Corp.                               9,600          521
CARBO Ceramics, Inc.                       10,100          287     Expeditors International of
Concho Resources, Inc.(2)                  21,600          553       Washington, Inc.                         12,500          354
Core Laboratories N.V.                      4,500          329     Fastenal Co.                               15,400          495
Murphy Oil Corp.                            3,700          166     First Solar, Inc.(2)                        1,000          133
Range Resources Corp.                      13,000          535     FTI Consulting, Inc.(2)                     8,000          396
Southwestern Energy Co.(2)                 14,000          416     Hunt (J.B.) Transport Services, Inc.       13,100          316
XTO Energy, Inc.                            3,500          107     IHS, Inc. Class A(2)                       13,200          544
                                                     ---------     Iron Mountain, Inc.(2)                     27,800          616
                                                         2,393     Jacobs Engineering Group, Inc.(2)          10,000          387
                                                     ---------     L-3 Communications Holdings, Inc.           2,500          169
FINANCIALS--7.1%                                                   Precision Castparts Corp.                   5,000          299
BlackRock, Inc.                             3,550          462     Robinson (C.H.) Worldwide, Inc.            13,000          593
Fidelity National Financial, Inc.                                  Stericycle, Inc.(2)                        15,000          716
  Class A                                  15,000          293
IntercontinentalExchange, Inc.(2)           3,000          223
Lazard Ltd. Class A                        21,600          635

                          PHOENIX MID-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
INDUSTRIALS--(CONTINUED)                                           TELECOMMUNICATION SERVICES--5.8%
Waste Connections, Inc.(2)                  8,500    $     218     American Tower Corp. Class A(2)            24,700    $     752
                                                     ---------     Millicom International Cellular S.A.        4,500          167
                                                         6,897     NII Holdings, Inc.(2)                      30,000          450
                                                     ---------     SBA Communications Corp. Class A(2)        31,000          722
INFORMATION TECHNOLOGY--19.2%                                                                                           ---------
Activision Blizzard, Inc.(2)               55,000          575                                                              2,091
Akamai Technologies, Inc.(2)                5,000           97     --------------------------------------------------------------
Altera Corp.                                9,000          158     TOTAL COMMON STOCKS
Analog Devices, Inc.                        7,500          145     (IDENTIFIED COST $45,136)                               36,027
ANSYS, Inc.(2)                             20,200          507     --------------------------------------------------------------
Blackboard, Inc.(2)                         8,800          279     TOTAL LONG TERM INVESTMENTS--99.3%
Broadcom Corp.(2)                          11,000          220     (IDENTIFIED COST $45,136)                               36,027
Cognizant Technology Solutions                                     --------------------------------------------------------------
  Corp.(2)                                 15,000          312
Cree, Inc.(2)                               5,500          129     SHORT-TERM INVESTMENTS--0.9%
Dolby Laboratories, Inc. Class A(2)        17,000          580
Equinix, Inc.(2)                            5,800          326     MONEY MARKET MUTUAL FUNDS--0.9%
FLIR Systems, Inc.(2)                      12,000          246     State Street Institutional Liquid
Harris Corp.                               17,000          492       Reserves Fund (seven-day effective
Juniper Networks, Inc.(2)                  20,000          301       yield 0.577%)                           309,453          309
Lam Research Corp.(2)                       7,000          159     --------------------------------------------------------------
Marvell Technology Group Ltd.(2)           20,000          183     TOTAL SHORT-TERM INVESTMENTS
Microchip Technology, Inc.                 21,500          456     (IDENTIFIED COST $309)                                     309
National Instruments Corp.                 10,500          196     --------------------------------------------------------------
NetApp, Inc.(2)                             8,500          126
SAIC, Inc.(2)                              20,000          373     TOTAL INVESTMENTS--100.2%
Silicon Laboratories, Inc.(2)               9,000          238     (IDENTIFIED COST $45,445)                               36,336(1)
Trimble Navigation Ltd.(2)                 11,000          168
Varian Semiconductor Equipment                                     Other assets and liabilities,
  Associates, Inc.(2)                       8,000          173       net--(0.2)%                                              (64)
VistaPrint Ltd.(2)                         14,700          404                                                          ---------
VMware, Inc. Class A(2)                     5,500          130     NET ASSETS--100.0%                                   $  36,272
                                                     ---------                                                          =========
                                                         6,973
                                                     ---------
MATERIALS--4.8%
Agnico-Eagle Mines Ltd.                     3,500          199
Airgas, Inc.                               17,000          575
Crown Holdings, Inc.(2)                     5,000          114
Ecolab, Inc.                               20,000          695
Freeport-McMoRan Copper & Gold, Inc.        4,500          171
                                                     ---------
                                                         1,754
                                                     ---------

FOOTNOTE LEGEND:
(1) Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
    to Schedules of Investments.
(2) Non-income producing.

             PHOENIX MID-CAP VALUE SERIES (FORMERLY PHOENIX-SANFORD
                         BERNSTEIN MID-CAP VALUE SERIES)
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
COMMON STOCKS--96.1%                                               FINANCIALS--(CONTINUED)
                                                                   Fidelity National Financial, Inc.
CONSUMER DISCRETIONARY--9.6%                                         Class A                                  69,600    $   1,358
ArvinMeritor, Inc.(2)                      18,500    $      15     First Niagara Financial Group, Inc.        33,600          366
Autoliv, Inc.(2)                           12,000          223     Home Properties, Inc.                      23,600          723
AutoNation, Inc.(2)                        38,500          534     Mid-America Apartment Communities,
Boyd Gaming Corp.(2)                       90,200          336       Inc.                                     16,000          493
Callaway Golf Co.                         113,500          815     Old Republic International Corp.           92,500        1,001
CBS Corp.                                  53,100          204     PartnerRe Ltd.                              9,600          596
Foot Locker, Inc.                         121,600        1,274     Platinum Underwriters Holdings Ltd.        51,000        1,446
Gannett Co., Inc.                          25,300           56     Provident Financial Services, Inc.         25,900          280
Jones Apparel Group, Inc.                  46,100          195     Reinsurance Group of America, Inc.         13,300          431
Limited Brands, Inc.                       69,600          606     RenaissanceRe Holdings Ltd.                13,500          667
Men's Wearhouse, Inc. (The)                70,500        1,067     StanCorp Financial Group, Inc.             31,500          718
Mohawk Industries, Inc.(2)                 12,600          376     Sunstone Hotel Investors, Inc.             57,931          152
Penney (J.C.) Co., Inc.                    43,100          865     Synovus Financial Corp.                    45,100          147
Thor Industries, Inc.                      72,400        1,131     Tanger Factory Outlet Centers              20,200          623
                                                     ---------     Taubman Centers, Inc.                      13,400          228
                                                         7,697     Trustmark Corp.                            24,600          452
                                                     ---------     Washington Federal, Inc.                   73,500          977
CONSUMER STAPLES--9.9%                                             Webster Financial Corp.                    60,300          256
Bunge Ltd.                                 16,900          957     Whitney Holding Corp.                      42,000          481
Del Monte Foods Co.                       141,800        1,034                                                          ---------
Pepsi Bottling Group, Inc. (The)           49,800        1,102                                                             15,559
Ruddick Corp.                              61,100        1,372                                                          ---------
Smithfield Foods, Inc.(2)                  86,200          815     HEALTH CARE--6.0%
SUPERVALU, Inc.                            44,100          630     AMERIGROUP Corp.(2)                        32,700          901
Tyson Foods, Inc.                          92,000          864     Coventry Health Care, Inc.(2)              34,500          446
Universal Corp.                            38,600        1,155     LifePoint Hospitals, Inc.(2)               40,400          843
                                                     ---------     Molina Healthcare, Inc.(2)                 33,125          630
                                                         7,929     Omnicare, Inc.                             29,900          732
                                                     ---------     Schein (Henry), Inc.(2)                     9,500          380
ENERGY--6.2%                                                       Universal Health Services, Inc.
Cimarex Energy Co.                         53,100          976       Class B                                  23,500          901
Denbury Resources, Inc.(2)                 62,300          926                                                          ---------
Frontier Oil Corp.                         70,400          901                                                              4,833
Helmerich & Payne, Inc.                    29,300          667                                                          ---------
Oil States International, Inc.(2)          31,600          424     INDUSTRIALS--12.2%
Whiting Petroleum Corp.(2)                 40,400        1,044     Acuity Brands, Inc.                        17,400          392
                                                     ---------     Alaska Air Group, Inc.(2)                  22,600          397
                                                         4,938     Arkansas Best Corp.                         9,100          173
                                                     ---------     Briggs & Stratton Corp.                    55,600          917
FINANCIALS--19.4%                                                  Con-Way, Inc.                              22,800          409
Alexandria Real Estate Equities, Inc.      10,100          368     Cooper Industries Ltd.                     18,400          476
Arch Capital Group Ltd.(2)                 13,600          733     EnerSys(2)                                 64,500          782
Aspen Insurance Holdings Ltd.              61,300        1,377     Gardner Denver, Inc.(2)                    37,600          817
Astoria Financial Corp.                    22,500          207     Hertz Global Holdings, Inc.(2)             94,000          369
Brookfield Properties Corp.                75,600          434     Kelly Services, Inc. Class A(2)            78,600          633
Digital Realty Trust, Inc.                 31,500        1,045     Mueller Industries, Inc.                   51,700        1,121
                                                                   Quanex Building Products Corp.             44,800          341

             PHOENIX MID-CAP VALUE SERIES (FORMERLY PHOENIX-SANFORD
                         BERNSTEIN MID-CAP VALUE SERIES)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
INDUSTRIALS--(CONTINUED)                                           MATERIALS--(CONTINUED)
Regal-Beloit Corp.                         19,700    $     604     Reliance Steel & Aluminum Co.              34,400    $     906
SkyWest, Inc.                              30,200          376     Rockwood Holdings, Inc.(2)                 64,900          515
Terex Corp.(2)                             83,300          771     Sonoco Products Co.                        36,900          774
United Stationers, Inc.(2)                 30,000          842     Westlake Chemical Corp.                    23,700          347
Werner Enterprises, Inc.                   19,600          296                                                          ---------
                                                     ---------                                                              6,534
                                                         9,716                                                          ---------
                                                     ---------     UTILITIES--5.7%
INFORMATION TECHNOLOGY--18.9%                                      Allegheny Energy, Inc.                     10,500          243
Amdocs Ltd.(2)                             23,300          432     Atmos Energy Corp.                         49,900        1,154
Amkor Technology, Inc.(2)                 110,200          295     Northeast Utilities                        61,800        1,334
Anixter International, Inc.(2)             26,900          852     Portland General Electric Co.              31,400          552
Arrow Electronics, Inc.(2)                 49,800          949     Reliant Energy, Inc.(2)                    89,200          285
AU Optronics Corp. Sponsored ADR          148,600        1,247     Wisconsin Energy Corp.                     23,700          976
Avnet, Inc.(2)                             39,500          692                                                          ---------
AVX Corp.                                  47,500          431                                                              4,544
Benchmark Electronics, Inc.(2)             34,300          384     --------------------------------------------------------------
CommScope, Inc.(2)                         24,400          277     TOTAL COMMON STOCKS
Convergys Corp.(2)                         81,500          659     (IDENTIFIED COST $114,852)                              76,896
Flextronics International Ltd.(2)         251,400          727     --------------------------------------------------------------
Ingram Micro, Inc. Class A(2)              74,300          939     TOTAL LONG TERM INVESTMENTS--96.1%
Insight Enterprises, Inc.(2)               81,100          248     (IDENTIFIED COST $114,852)                              76,896
NCR Corp.(2)                               44,500          354     --------------------------------------------------------------
Perot Systems Corp. Class A(2)             59,800          770
SanDisk Corp.(2)                           54,800          693     SHORT-TERM INVESTMENTS--3.1%
Siliconware Precision Industries Co.
  Sponsored ADR                           224,600        1,303     MONEY MARKET MUTUAL FUNDS--3.1%
Tech Data Corp.(2)                         46,800        1,019     State Street Institutional Liquid
Teradyne, Inc.(2)                         163,300          715       Reserves Fund (seven-day effective
Western Digital Corp.(2)                   78,500        1,518       yield 0.577%)                         2,516,690        2,517
Zoran Corp.(2)                             72,900          642     --------------------------------------------------------------
                                                     ---------     TOTAL SHORT-TERM INVESTMENTS
                                                        15,146     (IDENTIFIED COST $2,517)                                 2,517
                                                     ---------     --------------------------------------------------------------
MATERIALS--8.2%
AptarGroup, Inc.                           18,800          585     TOTAL INVESTMENTS--99.2%
Arch Chemicals, Inc.                       35,000          664     (IDENTIFIED COST $117,369)                              79,413(1)
Celanese Corp. Series A                    49,100          656
Commercial Metals Co.                     100,100        1,156     Other Assets and Liabilities--0.8%                         630
Cytec Industries, Inc.                     38,000          571                                                          ---------
Owens-Illinois, Inc.(2)                    24,900          360     NET ASSETS--100.0%                                   $  80,043
                                                                                                                        =========
ABBREVIATION LEGEND:
ADR  American Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                           PHOENIX MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                       FACE VALUE      VALUE                                              FACE VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
                                                                   SBA (Final Maturity 3/25/24)
FEDERAL AGENCY SECURITIES--42.2%                                     0.625%, 4/1/09                       $       59    $      59
                                                                   SBA (Final Maturity 5/25/21)
FHLB                                                                 0.750%, 4/1/09                               56           56
  0.170%, 4/6/09(4)                    $    2,780    $   2,780                                                          ---------
  0.260%, 4/6/09(4)                         3,315        3,315     TOTAL FEDERAL AGENCY
  0.360%, 4/14/09(4)                        2,660        2,660       SECURITIES--VARIABLE
  0.260%, 4/17/09(4)                        3,500        3,499     (IDENTIFIED COST $849)                                     849
  2.800%, 5/6/09                            3,000        3,000                                                          ---------
  0.150%, 5/11/09(4)                        1,065        1,065
  0.240%, 5/26/09(4)                        4,225        4,223     COMMERCIAL PAPER(4)--42.9%
  2.560%, 8/4/09                            3,500        3,522
  3.050%, 9/3/09                              500          504     Abbott Laboratories
FHLMC                                                                0.300%, 4/3/09                            4,000        4,000
  0.370%, 4/20/09(4)                        3,730        3,729       0.300%, 4/24/09                           2,468        2,468
  0.180%, 4/22/09(4)                        3,500        3,500       0.260%, 5/28/09                           2,210        2,209
  0.200%, 4/22/09(4)                        2,350        2,350     Air Products & Chemicals, Inc.
  0.250%, 5/12/09(4)                        3,000        2,999       0.180%, 4/2/09                            2,990        2,990
  0.400%, 5/15/09(4)                        4,500        4,498     Campbell Soup Co.
  0.250%, 5/21/09(4)                        2,934        2,933       0.250%, 5/18/09                           2,500        2,499
  0.315%, 6/8/09(4)                         3,500        3,498       0.300%, 5/29/09                           3,870        3,868
  0.260%, 6/15/09(4)                        3,500        3,498     Cintas Corp. No. 2
  0.260%, 6/17/09(4)                        1,410        1,409       0.300%, 4/2/09                            3,500        3,500
  1.000%, 2/17/10                           3,500        3,500       0.280%, 4/8/09                            3,040        3,040
  1.100%, 2/26/10                           3,500        3,500     Coca-Cola Co.
  1.250%, 3/9/10                            3,500        3,500       0.350%, 4/13/09                             725          725
FNMA                                                                 0.370%, 4/23/09                           4,145        4,144
  3.850%, 4/14/09                           3,500        3,501     Colgate-Palmolive Co. 0.100%, 4/1/09        2,850        2,850
  0.190%, 4/20/09(4)                        3,740        3,740     ConocoPhillips
  0.340%, 5/6/09(4)                         3,535        3,534       0.250%, 4/30/09                           3,400        3,399
  0.400%, 5/15/09                           4,045        4,043       0.300%, 6/25/09                           3,500        3,497
  0.280%, 5/18/09(4)                        2,525        2,524     Emerson Electric Co.
  0.250%, 5/19/09(4)                        1,919        1,918       0.300%, 4/27/09                           2,500        2,499
  0.200%, 5/27/09(4)                          500          500       0.300%, 5/12/09                           1,000        1,000
  4.200%, 6/8/09                            2,000        2,014     General Dynamics Corp.
  0.220%, 6/10/09(4)                        1,370        1,369       0.300%, 4/3/09                              900          900
--------------------------------------------------------------       0.300%, 4/6/09                            1,460        1,460
TOTAL FEDERAL AGENCY SECURITIES                                      0.300%, 4/7/09                            1,550        1,550
(IDENTIFIED COST $86,625)                               86,625       0.320%, 4/21/09                           2,500        2,500
--------------------------------------------------------------     Hewlett-Packard Co.
                                                                     0.350%, 4/3/09                              715          715
FEDERAL AGENCY SECURITIES--VARIABLE(3)(5)--0.4%                      0.350%, 4/7/09                            1,910        1,910
                                                                     0.270%, 5/1/09                            1,000        1,000
SBA (Final Maturity 2/25/23)                                         0.350%, 5/1/09                            3,157        3,156
  0.750%, 4/1/09                              105          105       0.450%, 6/4/09                            1,000          999
SBA (Final Maturity 1/25/21)                                       Kimberly-Clark Worldwide, Inc.
  0.750%, 4/1/09                               13           13       0.300%, 5/1/09                            3,000        2,999
SBA (Final Maturity 10/25/22)                                      NetJets, Inc.
  0.750%, 4/1/09                              206          206       0.250%, 5/13/09                           4,000        3,999
SBA (Final Maturity 11/25/21)                                        0.200%, 6/12/09                           2,500        2,499
  0.875%, 4/1/09                              273          273     Pfizer, Inc.
SBA (Final Maturity 2/25/23)                                         0.230%, 4/1/09                            3,230        3,230
  0.750%, 4/1/09                              137          137

                           PHOENIX MONEY MARKET SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                       FACE VALUE      VALUE                                              FACE VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
  0.180%, 4/29/09                      $    3,585    $   3,584     U.S. GOVERNMENT SECURITIES--1.7%
Pitney Bowes, Inc. 0.120%, 4/6/09             500          500
Praxair, Inc.                                                      U.S. Treasury Bill 0.150%, 6/4/09      $    3,500    $   3,499
  0.350%, 4/13/09                           1,500        1,500     --------------------------------------------------------------
  0.370%, 4/13/09                           3,500        3,500     TOTAL U.S. GOVERNMENT SECURITIES
Procter & Gamble Co. 0.310%, 5/21/09        3,000        2,999     (IDENTIFIED COST $3,499)                                 3,499
Toyota Motor Credit Corp.                                          --------------------------------------------------------------
  0.600%, 4/15/09                           2,500        2,499
  0.500%, 5/5/09                            4,035        4,033     TOTAL INVESTMENTS--100.1%
                                                     ---------     (IDENTIFIED COST $205,764)                             205,764(1)
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $88,220)                               88,220     Other assets and liabilities,
                                                     ---------       net--(0.1)%                                             (152)
                                                                                                                        ---------
MEDIUM TERM NOTES--12.9%                                           NET ASSETS--100.0%                                   $ 205,612
                                                                                                                        =========
Bear Stearns Cos., Inc. (The)
  1.341%, 8/21/09(3)                        2,500        2,499
Danske Corp. 144A
  1.648%, 4/9/09(2)(3)                      3,500        3,500
General Electric Capital Corp.
  3.125%, 4/1/09                            1,100        1,100
  1.420%, 6/15/09(3)                        2,750        2,751
  1.356%, 8/31/09(3)                        3,100        3,098
  4.125%, 9/1/09                            2,100        2,111
ING USA Global Funding Trust
  1.751%, 9/18/09(3)                        3,000        3,000
Nordea Bank AB 144A
  1.509%, 9/24/09(2)(3)                     3,000        3,000
Procter & Gamble International
  Funding 144A
  5.300%, 7/6/09(2)                         2,000        2,012
Royal Bank of Canada
  1.735%, 10/1/09(3)                        2,500        2,500
Royal Bank of Canada 144A
  0.956%, 10/15/09(2)(3)                    1,000        1,000
                                                     ---------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $26,571)                               26,571
                                                     ---------

ABBREVIATION LEGEND:
FHLB  Federal Home Loan Bank
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
SBA   Small Business Adminstration

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: At March 31, 2009, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $9,512 or 4.6% of net assets.
(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4)  The rate shown is the discount rate.
(5)  The maturity date shown is the reset date.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       -----------    ---------                                           -----------    ---------
MUNICIPAL BONDS--5.4%                                             Republic of Argentina Series
                                                                    GDP 2.280%, 12/15/35 (9)              $     5,490    $     177
ARIZONA--1.2%                                                     Republic of Colombia 12.000%,
Salt River Project Agricultural                                     10/22/15                                1,075,000COP       476
  Improvement & Power District 08-A,                              Republic of Indonesia
  5.000%, 1/1/38                       $     2,160    $   2,128     Series FR-23 11.000%, 12/15/12         11,000,000IDR       949
                                                      ---------     RegS 6.625%, 2/17/37(6)                     1,385          938
                                                                  Republic of Trinidad and Tobago
CALIFORNIA--0.9%                                                    RegS 9.875%, 10/1/09 (6)                      225          230
Alameda Corridor Transportation                                   Republic of Ukraine 144A 6.580%,
  Authority Taxable 99- C (MBIA                                     11/21/16 (7)                                  750          326
  Insured) 6.600%, 10/1/29                   1,750        1,567   Republic of Venezuela
                                                      ---------     RegS 5.375%, 8/7/10(6)                        100           86
                                                                    9.250%, 9/15/27                             1,600          936
DELAWARE--0.6%                                                    Russian Federation(9)
State Transportation Authority                                      144A 7.500%, 3/31/30(7)(9)                  1,992        1,873
  Series A (FSA Insured) 5.000%,                                    RegS 7.500%, 3/31/30(6)(9)                  1,568        1,474
  7/1/19                                       940        1,032   ----------------------------------------------------------------
                                                      ---------   TOTAL FOREIGN GOVERNMENT SECURITIES
                                                                  (IDENTIFIED COST $15,618)                                 13,402
ILLINOIS--0.8%                                                    ----------------------------------------------------------------
Educational Facilities Authority -
  Loyola University of Chicago                                    MORTGAGE-BACKED SECURITIES--19.0%
  Taxable 97-C (AMBAC Insured)
  7.120%, 7/1/11                             1,330        1,432   AGENCY--11.7%
                                                      ---------   FNMA
                                                                    5.000%, 8/1/20                                169          176
MICHIGAN--0.1%                                                      5.000%, 4/1/34                                561          581
Tobacco Settlement Finance Authority                                6.000%, 5/1/34                                391          410
  Taxable 06-A, 7.309%, 6/1/34                 230          134     5.500%, 6/1/34                              1,307        1,360
                                                      ---------     5.500%, 1/1/35                                446          464
                                                                    6.500%, 8/1/36                              1,340        1,413
MINNESOTA--1.6%                                                     5.500%, 4/1/37                                737          766
State of Minnesota 5.000%, 8/1/19            2,500        2,817     6.000%, 9/1/37                              1,417        1,482
                                                      ---------     5.500%, 1/1/38                                655          680
                                                                    5.500%, 1/1/38                                 68           71
SOUTH DAKOTA--0.1%                                                  5.500%, 5/1/38                                987        1,025
Educational Enhancement Funding                                     6.000%, 5/1/38                                618          646
  Corp. Taxable 02-A, 6.720%, 6/1/25           255          242     6.000%, 5/1/38                              1,351        1,412
                                                      ---------     6.000%, 8/1/38                                469          490
                                                                    4.500%, 3/15/39                             1,800        1,841
VIRGINIA--0.1%                                                      TBA 5.000%, 4/15/39(12)                     5,650        5,828
Tobacco Settlement Financing Corp.                                  TBA 5.500%, 4/15/39(12)                       750          778
  Taxable 07-A1, 6.706%, 6/1/46                595          293   GNMA
---------------------------------------------------------------     6.500%, 10/15/23                               25           26
TOTAL MUNICIPAL BONDS                                               6.500%, 12/15/25                               45           48
(IDENTIFIED COST $9,945)                                  9,645     6.500%, 1/15/26                                 6            6
---------------------------------------------------------------     6.500%, 8/15/31                               321          342
                                                                    6.500%, 11/15/31                               64           68
FOREIGN GOVERNMENT SECURITIES--7.5%

Commonwealth of Australia Series
  121 5.250%, 8/15/10                        1,200AUD       861
Commonwealth of New Zealand
  Series 709 7.000%, 7/15/09                 1,475NZD       851
Federative Republic of Brazil
  12.500%, 1/5/22                            1,875BRL       849
  10.250%, 1/10/28                             935          363
Kingdom of Norway 6.000%, 5/16/11           10,900NOK     1,751
Kingdom of Sweden Series 1048
  4.000%, 12/1/09                           10,125SEK     1,262

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       -----------    ---------                                           -----------    ---------
AGENCY--(CONTINUED)                                               NON-AGENCY--(CONTINUED)
  6.500%, 3/15/32                      $       120    $     128   Timberstar Trust 06-1A, A 144A
  6.500%, 4/15/32                              496          528     5.668%, 10/15/36 (7)                  $     1,275    $   1,020
  6.500%, 4/15/32                              243          259   Wachovia Bank Commercial Mortgage
                                                      ---------     Trust
                                                         20,828     07-C30, A5 5.342%, 12/15/43                   770          480
                                                      ---------     07-C33, A4 5.903%, 2/15/51(9)               1,000          614
                                                                                                                         ---------
NON-AGENCY--7.3%                                                                                                            12,945
American Tower Trust 07-A, C 144A                                 ----------------------------------------------------------------
  5.615%, 4/15/37 (7)                          500          413   TOTAL MORTGAGE-BACKED SECURITIES
Bear Stearns Commercial Mortgage                                  (IDENTIFIED COST $37,342)                                 33,773
  Securities                                                      ----------------------------------------------------------------
  06-PW12, A4 5.902%, 9/11/38(9)               610          520
  05-PWR8, A2 4.484%, 6/11/41                  260          242   ASSET-BACKED SECURITIES--1.5%
  07-PW18, AM 6.084%, 6/11/50(9)             1,475          708
Bear Stearns Commercial Mortgage                                  Bombardier Capital Mortgage
  Securities, Inc. 06-PW14, A4                                      Securitization Corp. 99-A, A3
  5.201%, 12/11/38                             650          533     5.980%, 1/15/18(9)                            831          494
Credit Suisse Mortgage Capital                                    Carmax Auto Owner Trust 07-2, B
  Certificates 06-C1, A3 5.552%,                                    5.370%, 3/15/13                               600          427
  2/15/39 (9)                                1,100          903   Conseco Finance Securitizations
Crown Castle Towers LLC 05-1A,                                      Corp. 01-3, A4 6.910%, 5/1/33 (9)           1,248          861
  B 144A 4.878%, 6/15/35 (7)                   800          752   Dunkin Securitization 06-1, M1 144A
First Horizon Asset Securities, Inc.                                8.285%, 6/20/31 (7)                         1,100          722
  05-AR1, 2A1 4.999%, 4/25/35 (9)              842          570   FMAC Loan Receivables Trust 98-CA,
GE Capital Commercial Mortgage Corp.                                A2 144A 6.660%, 9/15/20 (7)                   228          171
  03-C1, C 4.975%, 1/10/38 (9)                 450          369   ----------------------------------------------------------------
GMAC Commercial Mortgage Securities,                              TOTAL ASSET-BACKED SECURITIES
  Inc. 04-C2, A3 5.134%, 8/10/38               850          627   (IDENTIFIED COST $3,973)                                   2,675
  03-C2, A2 5.668%, 5/10/40(9)                 425          410   ----------------------------------------------------------------
GS Mortgage Securities Corp. II
  07-GG10, A4 5.993%, 8/10/45 (9)            1,090          744   CORPORATE BONDS--49.8%
JPMorgan Chase Commercial Mortgage
  Securities Corp. 07-LD12,                                       CONSUMER DISCRETIONARY--5.1%
  A4 5.882%, 2/15/51 (9)                     1,000          707   Best Buy Co., Inc. 6.750%, 7/15/13              640          609
Lehman Brothers - UBS Commercial                                  Brunswick Corp. 11.750%, 8/15/13                800          528
  Mortgage Trust                                                  Comcast Cable Holdings LLC
  07-C2, H 144A 5.985%,                                             7.875%, 8/1/13                                500          506
    2/15/40(7)(9)                            1,400          102   COX Communications, Inc.
  05-C3, AM 4.794%, 7/15/40                    600          323     5.450%, 12/15/14                              625          562
  07-C7, A3 5.866%, 9/15/45(9)                 600          420     144A 8.375%, 3/1/39(7)                        650          610
Merrill Lynch-Countrywide Commercial                              Dex Media, Inc. 8.000%, 11/15/13                 50            6
  Mortgage Trust 06-4, A3 5.172%,                                 DIRECTV Holdings LLC/DIRECTV
  12/12/49 (9)                               1,100          639     Financing Co., Inc. 6.375%,
Morgan Stanley Capital I                                            6/15/15                                     1,000          947
  05-HQ5, A3 5.007%, 1/14/42                   850          729   Donnelley (R.H.) Corp. Series A-4
  06-IQ12, A4 5.332%, 12/15/43               1,300          954     8.875%, 10/15/17                               13            1
Residential Accredit Loans, Inc.                                  Donnelley (R.H.), Inc. 144A
  02-QS12, B1 6.250%, 9/25/32                  563          166     11.750%, 5/15/15 (7)                          323           44
                                                                  Ford Motor Co. 7.450%, 7/16/31                  625          201
                                                                  General Motors Corp. 7.200%, 1/15/11            240           40
                                                                  Hasbro, Inc. 6.300%, 9/15/17                    475          434
                                                                  Idearc, Inc. 8.000%, 11/15/16(3)                500           16

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       -----------    ---------                                           -----------    ---------
CONSUMER DISCRETIONARY--(CONTINUED)                               ENERGY--7.7%
Landry's Restaurant, Inc. 144A                                    Anadarko Petroleum Corp.
  14.000%, 8/15/11 (7)                 $       515    $     456     8.700%, 3/15/19(8)                    $       875    $     875
MGM MIRAGE 8.500%, 9/15/10                     315          131   Buckeye Partners LP 6.050%, 1/15/18             390          340
Mobile Mini, Inc. 6.875%, 5/1/15               250          174   Canadian National Resources Ltd.
Office Depot, Inc. 6.250%, 8/15/13           1,000          470     5.900%, 2/1/18                                500          448
Pokagon Gaming Authority 144A                                     Chesapeake Energy Corp.
  10.375%, 6/15/14 (7)                         117           98     6.875%, 11/15/20                              425          335
Reed Elsevier Capital, Inc.                                       Denbury Resources, Inc.
  8.625%, 1/15/19                              280          287     7.500%, 12/15/15                              930          814
Royal Caribbean Cruises Ltd.                                      Gaz Capital SA 144A
  6.875%, 12/1/13                            1,250          675     8.146%, 4/11/18 (7)                           145          112
SABMiller plc 144A                                                Gazprom International SA 144A
  6.625%, 8/15/33 (7)                           75           58     7.201%, 2/1/20 (7)                            751          655
Scientific Games Corp. 144A                                       Gazprom OAO (Gaz Capital SA) 144A(7)
  7.875%, 6/15/16 (7)                          100           87     6.212%, 11/22/16(7)                         1,530        1,109
Seminole Hard Rock Entertainment,                                   6.510%, 3/7/22(7)                             520          335
  Inc./Seminole Hard Rock                                         Halliburton Co. 6.150%, 9/15/19                 650          660
  International LLC 144A 3.820%,                                  Helix Energy Solutions Group, Inc.
  3/15/14 (7)(9)                               125           66     144A 9.500%, 1/15/16 (7)                      400          238
Staples, Inc. 9.750%, 1/15/14                  210          220   KazMunaiGaz Finance Sub BV 144A
Time Warner Cable, Inc.                                             9.125%, 7/2/18 (7)                            600          441
  6.750%, 7/1/18                               650          610   Kern River Funding Corp. 144A
Time Warner, Inc. 6.875%, 5/1/12               275          280     4.893%, 4/30/18 (7)                            72           69
Viacom, Inc. 6.250%, 4/30/16                   625          549   Kinder Morgan Finance Co.
Videotron/Quebec Media, Inc.                                        5.700%, 1/5/16                                700          592
  6.375%, 12/15/15                             300          273   Marathon Oil Corp. 7.500%, 2/15/19              230          232
  144A 9.125%, 4/15/18(7)                       83           85   Noble Energy, Inc. 8.250%, 3/1/19(8)            875          896
                                                      ---------   NuStar PipeLine Operating
                                                          9,023     Partnership LP 5.875%, 6/1/13                 125          109
                                                      ---------   Occidental Petroleum Corp.
                                                                    4.250%, 3/15/10                                80           82
CONSUMER STAPLES--2.1%                                            Petro-Canada 6.050%, 5/15/18                    240          206
Altria Group, Inc. 8.500%, 11/10/13            335          363   PetroHawk Energy Corp. 144A
BAT International Finance plc 144A                                  10.500%, 8/1/14 (7)                           875          875
  9.500%, 11/15/18 (7)                         180          205   Petroleos de Venezuela S.A.
Coca-Cola Enterprises, Inc.                                         5.250%, 4/12/17                             1,500          630
  7.125%, 8/1/17                               133          145   Plains Exploration & Production Co.
Constellation Brands, Inc.                                          7.750%, 6/15/15                               610          528
  8.375%, 12/15/14                             280          283   Smith International, Inc.
CVS Caremark Corp. 6.600%, 3/15/19             170          171     9.750%, 3/15/19                               380          397
Dean Holding Co. 6.900%, 10/15/17               50           44   Swift Energy Co. 7.625%, 7/15/11                500          383
Kellogg Co. Series B 6.600%, 4/1/11             75           80   TengizChevroil Finance Co. S.A.R.L.
Reynolds American, Inc.                                             144A 6.124%, 11/15/14 (7)                     857          677
  7.300%, 7/15/15                              750          687   Tesoro Corp. 6.500%, 6/1/17                     780          593
  7.625%, 6/1/16                               600          532   Weatherford International Ltd.
Tyson Foods, Inc.                                                   9.625%, 3/1/19                                567          586
  144A 10.500%, 3/1/14(7)                       60           62   Williams Cos., Inc. (The)
  7.850%, 4/1/16                               400          347     7.125%, 9/1/11                                500          498
UST, Inc. 5.750%, 3/1/18                       500          438                                                          ---------
Yankee Acquisition Corp. Series B                                                                                           13,715
  9.750%, 2/15/17                              815          395                                                          ---------
                                                      ---------
                                                          3,752   FINANCIALS--13.4%
                                                      ---------   ABH Financial Ltd. (Alfa Markets
                                                                    Ltd.) 144A 8.200%, 6/25/12 (7)                250          184
                                                                  Alfa Invest Ltd. 144A
                                                                    9.250%, 6/24/13 (7)                           575          449
                                                                  Allstate Corp. 6.125%, 5/15/37(9)             1,250          675
                                                                  American Express Credit Corp.
                                                                    Series C 7.300%, 8/20/13                      650          603

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                       PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ----------    ---------                                            ----------    ---------
FINANCIALS--(CONTINUED)                                            FINANCIALS--(CONTINUED)
Americo Life, Inc. 144A                                            Jefferies Group, Inc.
  7.875%, 5/1/13 (7)                   $      200    $     130       5.500%, 3/15/16                      $      225    $     166
Assurant, Inc. 6.750%, 2/15/34                 75           48     JPMorgan Chase & Co. Series 1
Bank of America Corp. Series K                                       7.900%, 4/29/49(9)                          429          276
  8.000%, 12/29/49(9)                         625          250     Kazkommerts International BV RegS
Bear Stearns Cos., Inc. (The)                                        8.000%, 11/3/15(6)                        1,000          450
  7.250%, 2/1/18(8)                         1,250        1,291     Kingsway America, Inc.
Berkley (W.R.) Corp. 5.875%, 2/15/13           75           69       7.500%, 2/1/14                              125           38
BlackRock, Inc. 6.250%, 9/15/17               375          360     Korea Development Bank
Capital One Bank 5.750%, 9/15/10              125          125       5.300%, 1/17/13                             313          290
China Properties Group Ltd. 144A                                   Liberty Mutual Group, Inc. 144A
  9.125%, 5/4/14(7)                           500          203       5.750%, 3/15/14(7)                          200          154
Chubb Corp. 6.375%, 3/29/67(9)              1,250          714       7.000%, 3/15/34(7)                          150           91
Citigroup, Inc.                                                    Liberty Mutual Insurance Co. 144A
  5.625%, 8/27/12                             650          473       8.500%, 5/15/25(7)                           25           18
  5.000%, 9/15/14                             575          381     Mack-Cali Realty LP 5.125%, 2/15/14           700          497
  4.875%, 5/7/15                              175          114     Markel Corp. 6.800%, 2/15/13                  175          174
Citizens Republic Bancorp, Inc.                                    Merrill Lynch & Co., Inc.
  5.750%, 2/1/13                               25           22       6.110%, 1/29/37                             500          249
Deutsche Bank AG 4.875%, 5/20/13              165          162     Morgan Stanley 144A
Export-Import Bank of Korea                                          10.090%, 5/3/17 (7)                       1,000BRL       281
  8.125%, 1/21/14                             340          351     New York Life Insurance Co. 144A
Farmers Insurance Exchange 144A                                      5.875%, 5/15/33 (7)                         100           87
  8.625%, 5/1/24 (7)                           75           47     Northern Trust Co. (The)
First Tennessee Bank NA                                              6.500%, 8/15/18                             600          630
  1.306%, 5/18/09(9)                          400          396     NYMAGIC, Inc. 6.500%, 3/15/14                 150          159
Ford Motor Credit Co. LLC                                          OJSC AK Transneft
  5.544%, 4/15/09(9)                           95           93       (TransCapitalInvest Ltd.) 144A
  7.875%, 6/15/10                             615          508        5.670%, 3/5/14 (7)                         610          491
  8.625%, 11/1/10                             650          518     One Beacon U.S. Holdings
  9.875%, 8/10/11                             575          435       5.875%, 5/15/13                             175          134
Glencore Funding LLC 144A                                          OneAmerica Financial Partners, Inc.
  6.000%, 4/15/14 (7)                       1,150          516       144A 7.000%, 10/15/33 (7)                   175          147
GMAC LLC 144A                                                      Petroplus Finance Ltd. 144A
  7.250%, 3/2/11(7)                           791          586       6.750%, 5/1/14 (7)                          500          373
  6.875%, 9/15/11(7)                          628          446     PNC Financial Services Group, Inc.
  6.000%, 12/15/11(7)                         633          431       (The) 8.250%, 5/29/49(9)                    650          318
Goldman Sachs Group, Inc. (The)                                    Progressive Corp. (The)
  5.950%, 1/18/18                             480          436       6.250%, 12/1/32                              75           65
HBOs plc 144A 6.750%, 5/21/18 (7)             200          154     ProLogis 6.625%, 5/15/18                      275          139
Health Care REIT, Inc.                                             Realty Income Corp. 6.750%, 8/15/19           425          293
  5.875%, 5/15/15(8)                        1,775        1,369     Resona Bank Ltd. 144A
Hertz Corp. (The)                                                    5.850%, 9/29/49 (7)(9)                    1,250          638
  8.875%, 1/1/14                              600          367     Russian Agricultural Bank OJSC
  10.500%, 1/1/16                             150           66       (RSHB Capital SA) 144A
Hudson United Bank 7.000%, 5/15/12             80           84       6.299%, 5/15/17 (7)                         615          426
ICICI Bank Ltd. 144A                                               SLM Corp.
  6.375%, 4/30/22 (7)(9)                      625          351       5.450%, 4/25/11                             250          160
International Lease Finance Corp.                                    CPI 2.110%, 1/31/14(9)(11)                   50           16
  3.500%, 4/1/09                              600          600       8.450%, 6/15/18                             500          270
iStar Financial, Inc. Series B                                     Sovereign Bank 8.750%, 5/30/18                600          483
  5.125%, 4/1/11                               75           31     StanCorp Financial Group, Inc.
Janus Capital Group, Inc.                                            6.875%, 10/1/12                             225          198
  6.500%, 6/15/12                             500          317     TNK-BP Finance SA 144A
                                                                     7.500%, 3/13/13 (7)                         425          353
                                                                   UOB Cayman Ltd. 144A
                                                                     5.796%, 12/29/49 (7)(9)                     700          472
                                                                   Wachovia Bank NA 5.000%, 8/15/15              300          256

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                       PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ----------    ---------                                            ----------    ---------
FINANCIALS--(CONTINUED)                                            INDUSTRIALS--(CONTINUED)
Woori Bank 144A                                                    United Rentals North America, Inc.
  6.125%, 5/3/16 (7)(9)                $    1,000    $     707       6.500%, 2/15/12                      $      815    $     656
Zions Bancorp. 6.000%, 9/15/15                125           88     Waste Management, Inc.
                                                     ---------       7.375%, 8/1/10                              430          440
                                                        23,942                                                          ---------
                                                     ---------                                                             10,495
HEALTH CARE--1.1%                                                                                                       ---------
Bausch & Lomb, Inc. 144A                                           INFORMATION TECHNOLOGY--3.2%
  9.875%, 11/1/15 (7)                         125          100     Broadridge Financial Solutions, Inc.
Fisher Scientific International,                                     6.125%, 6/1/17                            1,000          841
  Inc. 6.750%, 8/15/14                        725          730     Convergys Corp. 4.875%, 12/15/09(8)         1,000          958
Fresenius Medical Care Capital                                     Intuit, Inc. 5.750%, 3/15/17                  415          361
  Trust IV 7.875%, 6/15/11                     25           25     Jabil Circuit, Inc.
Pfizer, Inc. 5.350%, 3/15/15                  450          475       5.875%, 7/15/10(8)                        1,000          955
Quest Diagnostics, Inc.                                              8.250%, 3/15/18                             900          675
  7.500%, 7/12/11                              35           37     Seagate Technology HDD Holdings,
  6.400%, 7/1/17                              510          487       Inc. 6.375%, 10/1/11                        480          353
UnitedHealth Group, Inc.                                           Tyco Electronic Group SA
  4.875%, 4/1/13                              125          121       6.000%, 10/1/12                             210          179
                                                     ---------     Western Union Co. (The)
                                                         1,975       5.930%, 10/1/16                             940          871
                                                     ---------     Xerox Corp. 6.750%, 2/1/17                    600          458
INDUSTRIALS--5.9%                                                                                                       ---------
Allied Waste North America, Inc.                                                                                            5,651
  6.125%, 2/15/14                             500          470                                                          ---------
American Airlines, Inc. 01-1,                                      MATERIALS--4.7%
  6.977%, 5/23/21                           1,071          546     Agrium, Inc. 6.750%, 1/15/19                  550          512
Cintas Corp. No. 2 6.000%, 6/1/12              50           51     ArcelorMittal 6.125%, 6/1/18                  490          354
Continental Airlines, Inc. 98-1A,                                  Barrick Gold Corp. 6.950%, 4/1/19             220          221
  6.648%, 9/15/17                             649          513     Building Materials Corp. of America
Delta Air Lines, Inc. 00-A1,                                         7.750%, 8/1/14                              610          422
  7.379%, 5/18/10                           1,014          954     Cabot Finance BV 144A
DRS Technologies, Inc.                                               5.250%, 9/1/13 (7)                          750          724
  6.625%, 2/1/16                              500          508     Catalyst Paper Corp. 7.375%, 3/1/14         1,055          380
Equifax, Inc. 6.300%, 7/1/17(8)             1,250          991     Corp Nacional del Cobre de Chile -
Esco Corp. 144A 8.625%, 12/15/13 (7)          600          459       Codelco, Inc. 144A 7.500%,
General Cable Corp. 7.125%, 4/1/17            500          412       1/15/19 (7)                                 350          397
Hutchison Whampoa International Ltd.                               CRH America, Inc.
  144A 5.450%, 11/24/10 (7)                   150          155       5.300%, 10/15/13                            400          305
Kennametal, Inc. 7.200%, 6/15/12              225          226       8.125%, 7/15/18                           1,100          858
L-3 Communications Corp.                                           Freeport-McMoRan Copper & Gold, Inc.
  7.625%, 6/15/12                             625          629       6.875%, 2/1/14                              540          529
  Series B 6.375%, 10/15/15                   250          237     Hanson Australia Funding Ltd.
Malaysia International Shipping                                      5.250%, 3/15/13                             125           55
  Corp. Capital Ltd. 144A                                          Ineos Group Holdings plc 144A
  6.125%, 7/1/14 (7)                        1,250        1,254       8.500%, 2/15/16 (7)                         500           31
Masco Corp. 5.850%, 3/15/17                   825          516     Jefferson Smurfit Corp.
Owens Corning, Inc. 6.500%, 12/1/16           495          363       8.250%, 10/1/12(3)                          215           28
Precision Castparts Corp.                                          Nalco Co.
  5.600%, 12/15/13                            150          135       7.750%, 11/15/11                             50           50
Terex Corp. 7.375%, 1/15/14                   250          217       8.875%, 11/15/13                            340          328
United Airlines, Inc.                                              Nova Chemicals Corp.
   00-2A, 7.032%, 10/1/10                     773          742       5.720%, 11/15/13(9)                       1,468        1,108
   01-A1, 6.071%, 3/1/13                       21           21     Plastipak Holdings, Inc. 144A
                                                                     8.500%, 12/15/15 (7)                        500          352

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                       PAR VALUE       VALUE                                              PAR VALUE       VALUE
                                       ----------    ---------                                            ----------    ---------
MATERIALS--(CONTINUED)                                             UTILITIES--(CONTINUED)
Rio Tinto Finance USA Ltd.                                         Empresa Nacional de Electricidad SA
  6.500%, 7/15/18(8)                   $    1,075    $     941       8.350%, 8/1/13                       $      500    $     546
Steel Dynamics, Inc. 7.375%, 11/1/12          337          265     Israel Electric Corp. Ltd. 144A
Vedanta Resources plc 144A                                           7.250%, 1/15/19 (7)                         345          346
  9.500%, 7/18/18 (7)                         625          387     Majapahit Holding BV 144A
Verso Paper Holdings LLC / Verso                                     7.250%, 6/28/17 (7)                         725          511
  Paper, Inc. Series B                                             Midwest Generation LLC Series B
  11.375%, 8/1/16                             850          204       8.560%, 1/2/16                              209          194
                                                     ---------     Northeast Utilities 5.650%, 6/1/13            465          440
                                                         8,451     Public Service Co. of Colorado
                                                     ---------       Series A 6.875%, 7/15/09                     25           25
TELECOMMUNICATION SERVICES--2.9%                                   Southern California Edison Co.
AT&T, Inc. 5.800%, 2/15/19(8)                 875          856       7.625%, 1/15/10                             100          103
Nextel Communications, Inc. Series D                                 5.000%, 1/15/14                              50           52
  7.375%, 8/1/15                            1,000          535       6.000%, 1/15/34                             100          100
OJSC Vimpel Communications (UBS                                      04-G 5.750%, 4/1/35                         125          121
  Luxembourg SA) 144A                                              Southwest Gas Corp. 7.625%, 5/15/12           140          139
  8.375%, 10/22/11 (7)                        250          216     Texas Competitive Electric Holdings
OJSC Vimpel Communications (VIP                                      Co. LLC Series A 10.250%, 11/1/15           360          182
  Finance Ireland Ltd.) 144A                                                                                            ---------
  9.125%, 4/30/18 (7)                         250          155                                                              6,599
Qwest Corp. 6.500%, 6/1/17                    307          255     --------------------------------------------------------------
Rogers Wireless Communications, Inc.                               TOTAL CORPORATE BONDS
  6.375%, 3/1/14                              575          582     (IDENTIFIED COST $110,989)                              88,753
Telecom Italia Capital SA                                          --------------------------------------------------------------
  6.999%, 6/4/18                              600          544
Verizon Wireless Capital LLC 144A                                  CONVERTIBLE BONDS--0.2%
  5.550%, 2/1/14(7)                           435          435
  8.500%, 11/15/18(7)                         440          503     HEALTH CARE--0.1%
Vodafone Group plc 6.150%, 2/27/37            375          354     Par Pharmaceutical Cos., Inc. Cv.
Windstream Corp.                                                     2.875%, 9/30/10                             300          279
  8.625%, 8/1/16                              500          494                                                          ---------
  7.000%, 3/15/19                             250          221
                                                     ---------     MATERIALS--0.1%
                                                         5,150     Vale Capital Ltd. Series RIO C.v.
                                                     ---------       5.500%, 6/15/10                               6          175
UTILITIES--3.7%                                                    --------------------------------------------------------------
Abu Dhabi National Energy Co. 144A                                 TOTAL CONVERTIBLE BONDS
  5.875%, 10/27/16 (7)                        825          739     (IDENTIFIED COST $580)                                     454
AES Corp. (The) 7.750%, 10/15/15              150          132     --------------------------------------------------------------
Allegheny Energy Supply Co. LLC 144A
  8.250%, 4/15/12 (7)                         250          253     LOAN AGREEMENTS(9)--14.9%
AmeriGas Partners LP 7.250%, 5/20/15          500          472
CMS Energy Corp. 7.750%, 8/1/10               100          100     CONSUMER DISCRETIONARY--3.5%
Consumers Energy Co. Series J                                      AMF Bowling Worldwide, Inc. Tranche
  6.000%, 2/15/14 (8)                       1,250        1,253       B, 5.738%, 5/17/13                          858          481
Duke Energy Corp. 6.300%, 2/1/14               72           74     Charter Communications Operating LLC
E.ON International Finance BV 144A                                   Tranche B, 4.510%, 3/6/14                   980          799
 5.800%, 4/30/18 (7)                          600          590     Ford Motor Co. Tranche B,
Electricite de France 144A                                           4.430%, 12/16/13                            604          293
  6.500%, 1/26/19 (7)                         220          227     General Motors Corp. Tranche B,
                                                                     5.795%, 11/29/13                            310          131
                                                                   Getty Images, Inc. Tranche B,
                                                                     8.053%, 6/30/15                             377          364
                                                                   HBI Branded Apparel Ltd., Inc.
                                                                     Tranche 7.266%, 3/5/14                      325          278

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
CONSUMER DISCRETIONARY--(CONTINUED)                                HEALTH CARE--1.5%
Idearc, Inc. Tranche T-2, 2.965%,                                  Fresenius Medical Care AG & Co. KGaA
  11/17/14 (3)                         $      980    $     388       Tranche B, 2.793%, 3/31/13           $      895    $     843
Isle of Capri Casinos                                              HCA, Inc.
  Tranche 2.960%, 11/25/13                    343          241       Tranche A-1, 3.459%, 11/18/12               160          139
  Tranche B, 2.960%, 11/25/13                 137           97       Tranche B-1, 3.709%, 11/18/13               658          560
  Tranche A, 2.960%, 11/25/13                 120           86     Health Management Associates, Inc.
Lamar Media Corp. Tranche F, 1.938%,                                 Tranche B, 5.512%, 2/28/14                  242          197
  3/31/14                                     190          178     LifePoint Hospitals, Inc.
Landry's Restaurant, Inc. Tranche                                    Tranche B, 3.821%, 4/15/12                  390          361
  9.500%, 5/13/11                             350          334     Psychiatric Solutions, Inc.
Mark IV Industries, Inc.                                             Tranche 2.177%, 7/1/12                      700          633
  Tranche B, 8.029%, 6/21/11                  939          202                                                          ---------
  Tranche 11.878%, 12/19/11                   321            7                                                              2,733
MCC Georgia LLC Tranche E, 6.750%,                                                                                      ---------
  1/3/16                                      129          120     INDUSTRIALS--0.5%
Neiman-Marcus Group, Inc. (The)                                    ARAMARK Corp.
  Tranche 4.565%, 4/6/13                    1,873        1,087       Letter of Credit 4.494%, 1/26/14             17           14
Nielsen Finance LLC Tranche                                          Tranche B, 5.637%, 1/26/14                  261          229
  B, 1.350%, 8/9/13                         1,199          941     Baldor Electric Co.
PTI Group, Inc.                                                      Tranche B, 2.563%, 1/31/14                  455          412
  Tranche 9.250%, 2/28/13                     280          210     TransDigm, Inc.
Totes Isotoner Corp.                                                 Tranche 5.210%, 6/23/13                     200          183
  Tranche 9.876%, 1/16/14                     500          100                                                          ---------
                                                     ---------                                                                838
                                                         6,337                                                          ---------
                                                     ---------     INFORMATION TECHNOLOGY--1.5%
CONSUMER STAPLES--0.3%                                             CommScope, Inc. Tranche B, 6.131%,
Wrigley (WM) Jr. Co.                                                 12/27/14                                    992          857
  Tranche B, 7.750%, 10/6/14                  311          309     First Data Corp.
Yankee Candle Co., Inc.                                              Tranche B-1, 3.211%, 9/24/14                574          389
  Tranche B, 2.975%, 2/6/14                   232          156       Tranche B-3, 3.211%, 9/24/14                822          557
                                                     ---------     Freescale Semiconductor, Inc.
                                                           465       Tranche 3.931%, 12/1/13                   1,308          548
                                                     ---------     Reynolds & Reynolds Co. (The)
ENERGY--0.4%                                                         Tranche FL, 3.436%, 10/24/12                451          275
ATP Oil & Gas Corp.                                                                                                     ---------
  Tranche B-2, 8.500%, 1/15/11                206          107                                                              2,626
  Tranche B-1, 8.500%, 7/15/14                726          378                                                          ---------
Helix Energy Solutions Group, Inc.                                 MATERIALS--2.3%
  Tranche 5.058%, 7/1/13                      193          156     Anchor Glass Container Corp.
                                                     ---------       Tranche 7.354%, 6/20/14                     585          526
                                                           641     Boise Paper Holdings LLC
                                                     ---------       Tranche B, 7.500%, 2/22/14                  384          337
FINANCIALS--1.1%                                                     Tranche 10.000%, 2/22/15                    483          186
Hertz Corp.                                                        Celanese Holdings LLC
  Tranche B, 2.320%, 12/21/12                 389          294       Tranche B, 5.553%, 4/2/14                 1,234        1,063
  Letter of Credit, 3.275%, 12/21/12           83           63     Georgia-Pacific Corp.
Sungard Data Systems, Inc.                                           Tranche A, 3.409%, 12/20/10                 480          457
  Tranche B, 3.828%, 2/28/14                1,932        1,638       Tranche B-1, 3.409%, 12/20/12               952          846
Tropicana Entertainment LLC                                        JohnsonDiversey, Inc.
  Tranche 6.500%, 1/3/12                      110           27       Tranche B, 5.193%, 12/16/11                 201          175
                                                     ---------
                                                         2,022
                                                     ---------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE
                                       ----------    ---------
MATERIALS--(CONTINUED)                                             TOTAL COMMON STOCKS
NewPage Corp. Tranche B, 7.000%,                                   (IDENTIFIED COST $282)                                       0
  12/21/14                             $      666    $     458     --------------------------------------------------------------
                                                     ---------     TOTAL LONG TERM INVESTMENTS--98.5%
                                                         4,048     (IDENTIFIED COST $215,596)                             175,478
                                                     ---------     --------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
Cricket Communications, Inc.                                       SHORT-TERM INVESTMENTS--4.7%
  Tranche B, 7.262%, 6/16/13                  608          576
Level 3 Communications, Inc.                                                                               PAR VALUE      VALUE
  Tranche 7.000%, 3/13/14                     865          655                                            ----------    ---------
MetroPCS Wireless, Inc.
  Tranche B, 5.438%, 11/3/13                1,683        1,536     COMMERCIAL PAPER(10)--4.7%
NTELOS, Inc. Tranche B-1, 3.690%,                                  ConocoPhillips 0.220%, 4/6/09            $  3,000    $   3,000
  8/24/11                                     738          691     General Dynamics Corp. 0.180%, 4/1/09       5,435        5,435
Time Warner Telecom Holdings, Inc.                                                                                      ---------
  Tranche B, 5.120%, 1/7/13                 1,231        1,116                                                              8,435
                                                     ---------                                                          ---------
                                                         4,574
                                                     ---------                                              SHARES        VALUE
UTILITIES--1.2%                                                                                           ----------    ---------
Calpine Corp. Tranche B, 0.000%,                                   MONEY MARKET MUTUAL FUNDS--0.0%
  3/29/14                                     650          498     State Street Institutional Liquid
NRG Energy, Inc.                                                     Reserves Fund (seven-day effective
  Tranche B, 2.434%, 2/1/13                   719          650       yield 0.577%)                             1,978            2
  Letter of Credit 2.959%, 2/1/13             653          590      -------------------------------------------------------------
Texas Competitive Electric Holdings                                TOTAL SHORT-TERM INVESTMENTS
  Co. LLC                                                          (IDENTIFIED COST $8,437)                                 8,437
  Tranche B-2, 6.139%, 10/10/14               433          287      -------------------------------------------------------------
  Tranche B-3, 6.265%, 10/10/14               247          163
                                                     ---------     TOTAL INVESTMENTS--103.2%
                                                         2,188     (IDENTIFIED COST $224,033)                             183,915(1)
--------------------------------------------------------------
TOTAL LOAN AGREEMENTS                                              Other Assets and Liabilities--(3.2)%                    (5,756)
(IDENTIFIED COST $35,464)                               26,472                                                          ---------
--------------------------------------------------------------     NET ASSETS--100.0%                                   $ 178,159
                                                                                                                        =========
                                         SHARES        VALUE
                                       ----------    ---------
PREFERRED STOCK--0.2%

FINANCIALS--0.2%
Chevy Chase Bank FSB Series C Pfd.
  8.000%                                    3,925          100
Chevy Chase Preferred Capital Corp.
  Series A Pfd. 10.375%                     1,225           65
FNMA  Pfd. 8.250%                          63,000           44
Preferred Blocker, Inc. (GMAC) Pfd.
  7.000%                                      434           86
Saul Centers, Inc. Series A Pfd.
  8.000%                                      425            9
--------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $1,403)                                   304
--------------------------------------------------------------

COMMON STOCKS--0.0%

TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp.(2)(4)(5)          64,050            0
                                                     ---------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

(Amounts reported in thousands)

At March 31, 2009, the Series had entered into forward currency contracts as follows:

                                                                     Unrealized
                                                                    Appreciation
Contracts to Receive   In Exchange for   Settlement Date   Value   (Depreciation)
--------------------   ---------------   ---------------   -----   --------------
JPY           80,660   USD         885       5/13/09        $815        $(70)
                                                                        ====

ABBREVIATION LEGEND:
AMBAC American Municipal Bond Assurance Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
FSA   Financial Security Assurance, Inc.
GNMA  Ginnie Mae or Government National Mortgage Association
MBIA  Municipal Bond Insurance Association
REIT  Real Estate Investment Trust
TBA   To be announced.

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.
(3)  Security in default.
(4)  Illiquid security.
(5)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2008, this security amounted to a value of $0 or 0.0% of net assets.
(6)  Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(7)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $27,230 or 15.3% of net assets.
(8)  All or a portion of the security is segregrated as collateral for when- issued securities or forward currency contracts.
(9)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(10) The rate shown is the discount rate.
(11) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(12) When-issued security.

FOREIGN CURRENCIES:
AUD   Australian Dollar
BRL   Brazil Real
COP   Colombian Peso
IDR   Indonesian Rupiah
JPY   Japanese Yen
NOK   Norwegian Krone
NZD   New Zealand Dollar
SEK   Swedish Krona
USD   United States Dollar

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/09*
As a % of total investments.
--------------------------------------------------------------
United States                                               81%
Russia                                                       4
Australia                                                    1
Canada                                                       1
Indonesia                                                    1
Norway                                                       1
Venezuela                                                    1
Other                                                       10
--------------------------------------------------------------
Total                                                      100%
--------------------------------------------------------------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
MUNICIPAL BONDS--5.2%                                                RegS 5.750%, 2/26/16(4)              $      205    $     100
                                                                   --------------------------------------------------------------
ARIZONA--1.4%                                                      TOTAL FOREIGN GOVERNMENT SECURITIES
Arizona School Board Facilities                                    (IDENTIFIED COST $1,862)                                 1,645
  Improvement Series 2005 5.000%,                                  --------------------------------------------------------------
  1/1/14                               $      345    $     388
                                                     ---------     MORTGAGE-BACKED SECURITIES--26.9%
CONNECTICUT--0.3%
Mashantucket Western Pequot Tribe                                  AGENCY--9.0%
  Taxable Series A 144A 6.910%,                                    FNMA
  9/1/12 (2)                                  100           92       4.000%, 7/1/19                              155          159
                                                     ---------       5.000%, 2/1/20                               78           81
KENTUCKY--0.8%                                                       5.000%, 8/1/20                               42           43
Property & Buildings Commission                                      6.000%, 8/1/34                              164          173
  Project 82 (FSA Insured) 5.250%,                                   6.500%, 8/1/36                               80           84
  10/1/13                                     195          216       5.500%, 4/1/37                              136          142
                                                     ---------       6.000%, 8/1/37                               61           64
NEW YORK--0.8%                                                       6.000%, 9/1/37                               89           93
State Dormitory Authority 04-B,                                      6.000%, 10/1/37                             154          161
  3.350%, 12/15/09                            205          207       6.000%, 12/1/37                               4            4
                                                     ---------       5.500%, 2/1/38                              139          145
TEXAS--1.7%                                                          6.000%, 2/1/38                              147          153
State Public Finance Authority                                       5.500%, 7/1/38                              274          285
  General Obligation Series 2008                                     4.500%, 3/1/39                              500          511
  5.000%, 10/1/12                             430          480       TBA 5.000%, 4/15/39(8)                      185          191
                                                     ---------       TBA 5.500%, 4/15/39(8)                      185          192
VIRGINIA--0.2%                                                                                                          ---------
Tobacco Settlement Financing Corp.                                                                                          2,481
  Taxable 07-A1, 6.706%, 6/1/46               105           52                                                          ---------
--------------------------------------------------------------     NON-AGENCY--17.9%
TOTAL MUNICIPAL BONDS                                              American General Mortgage Loan Trust
(IDENTIFIED COST $1,450)                                 1,435       06-1, A2 144A 5.750%, 12/25/35
--------------------------------------------------------------       (2)(7)                                      242          228
                                                                   Asset Securitization Corp. 96-D3,
FOREIGN GOVERNMENT SECURITIES--6.0%                                  A1C 7.400%, 10/13/26                         14           14
                                                                   Banc of America Commercial Mortgage,
Commonwealth of Australia Series 121                                 Inc. 05-6, AM 5.352%, 9/10/47 (7)            40           20
  5.250%, 8/15/10                             200AUD       144     Bear Stearns Commercial Mortgage
Commonwealth of New Zealand Series                                   Securities
  709 7.000%, 7/15/09                         225NZD       130       04-ESA, J 144A 5.817%, 5/14/16(2)           350          351
Federative Republic of Brazil                                        06-PW12, A4 5.902%, 9/11/38(7)              150          128
  12.500%, 1/5/22                             250BRL       113       05-PWR8, A2 4.484%, 6/11/41                  60           56
Kingdom of Norway 6.000%, 5/16/11           1,925NOK       309     Chase Mortgage Finance Corp. 04-S1,
Kingdom of Sweden Series 1048                                        M 5.098%, 2/25/19 (7)                        70           48
  4.000%, 12/1/09                           2,375SEK       296     Credit Suisse First Boston Mortgage
Republic of Argentina Series GDP                                     Securities Corp. 03-8, 3A24
  2.280%, 12/15/35(7)                       1,250           40       5.500%, 4/25/33                             274          198
Republic of Colombia 12.000%,                                      Crown Castle Towers LLC
  10/22/15                                275,000COP       122       05-1A, AFX 144A 4.643%, 6/15/35(2)          250          239
Republic of Indonesia Series FR-23                                   05-1A, B 144A 4.878%, 6/15/35(2)            190          179
  11.000%, 12/15/12                     1,800,000IDR       155
Republic of Trinidad and Tobago RegS
  9.875%, 10/1/09 (4)                          75           77
Republic of Venezuela
  RegS 5.375%, 8/7/10(4)                      185          159

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
NON-AGENCY--(CONTINUED)                                            NON-AGENCY--(CONTINUED)
First Horizon Asset Securities, Inc.                                 07-C30, A5 5.342%, 12/15/43          $      200    $     125
  05-AR1, 2A1 4.999%, 4/25/35 (7)      $      187    $     127       05-C22, AM 5.315%, 12/15/44(7)               20           10
GE Capital Commercial Mortgage Corp.                               Wachovia Mortgage Loan Trust LLC
  03-C1, C 4.975%, 1/10/38 (7)                105           86       06-A, B1 5.414%,
GMAC Commercial Mortgage Securities,                                 5/20/36 (6)(7)                              248           38
  Inc.                                                             Wells Fargo Mortgage Backed
  98-C2 E 6.500%, 5/15/35                      50           50       Securities Trust
  03-C2, A2 5.668%, 5/10/40(7)                110          106       04-R, 2A1 4.372%, 9/25/34(7)                214          168
  04-C3, A4 4.547%, 12/10/41                  180          156       04-EE, 2A3 4.161%, 12/25/34(7)              120           67
GS Mortgage Securities Corp.                                         05-AR4, 2A2 4.537%, 4/25/35(7)              271          202
  II                                                                                                                    ---------
  07-EOP, G 144A 1.039%,                                                                                                    4,951
    3/6/20(2)(7)                              130           78     --------------------------------------------------------------
  07-EOP, H 144A 1.168%,                                           TOTAL MORTGAGE-BACKED SECURITIES
    3/6/20(2)(7)                              110           66     (IDENTIFIED COST $8,639)                                 7,432
Harborview Mortgage Loan Trust 05-9,                               --------------------------------------------------------------
  B10 2.295%, 6/20/35 (6)(7)                  118            8
IndyMac Index Mortgage Loan Trust                                  ASSET-BACKED SECURITIES--8.9%
  07-AR2, B1 5.848%, 6/25/37 (6)(7)           134            7
JPMorgan Chase Commercial Mortgage                                 AmeriCredit Automobile Receivables
  Securities Corp. 05-LDP5,                                          Trust
  AM 5.386%, 12/15/44 (7)                      50           24       06-RM, A2 5.420%, 8/8/11                    134          130
JPMorgan Mortgage Trust 06-A1, B1                                    07-BF, A3A 5.160%, 4/6/12                    78           77
  5.404%, 2/25/36 (6)(7)                      247           35     Banc of America Securities Auto
Lehman Brothers - UBS Commercial                                     Trust 06-G1, B 5.340%, 2/18/11              100           95
  Mortgage Trust                                                   Bombardier Capital Mortgage
  06-C3, AM 5.712%, 3/15/39(7)                 25           12       Securitization Corp. 99-A, A3
  07-C2, A2 5.303%, 2/15/40                   225          186       5.980%, 1/15/18 (7)                          98           58
  05-C3, AM 4.794%, 7/15/40                    70           38     Carmax Auto Owner Trust 07-2, B
  07-C6, A2 5.845%, 7/15/40                   150          127       5.370%, 3/15/13                              95           68
Lehman Brothers Commercial Conduit                                 Chase Funding Mortgage Loan
  Mortgage Trust                                                     Asset-Backed Certificates 04-1,
  99-C2, A2 7.325%, 10/15/32                  337          338       1A4 4.111%, 8/25/30                          46           38
Merrill Lynch Mortgage Investors,                                  Daimler Chrysler Auto Trust 08-B,
  Inc. 06-3, 2A1 6.078%,                                             A4A 5.320%, 11/10/14                        135           91
  10/25/36 (7)                                141           99     Dunkin Securitization 06-1, M1 144A
Merrill Lynch-Countrywide Commercial                                 8.285%, 6/20/31 (2)                         160          105
  Mortgage Trust 06-4, A3 5.172%,                                  FMAC Loan Receivables Trust 98-CA,
  12/12/49 (7)                                250          145       A2 144A 6.660%, 9/15/20 (2)                  45           34
Morgan Stanley Capital I                                           Ford Credit Auto Owner Trust 06-C,
  05-HQ5, A3 5.007%, 1/14/42                  150          129       A4A 5.150%, 2/15/12                         250          244
  06-IQ12, A4 5.332%, 12/15/43                300          220     GMAC Mortgage Corp. Loan Trust
Residential Funding Mortgage                                         05-HE2, A3 4.622%, 11/25/35(7)               25           23
  Securities I, Inc.                                                 06-HE2, A3 6.320%, 5/25/36(7)               350          131
  06-S4, A2 6.000%, 4/25/36                   163          137       06-HE3, A2 5.750%, 10/25/36(7)              350          188
SBA Commercial Mortgage Backed                                     Green Tree Financial Corp. 94-1,
  Securities Trust(2)                                                A5 7.650%, 4/15/19                           77           68
  06-1A, A 144A 5.314%, 11/15/36(2)           190          174     Hyundai Auto Receivables Trust 08-A,
  06-1A, B 144A 5.451%, 11/15/36(2)            95           84       A3 4.930%, 12/17/12                         200          202
Wachovia Bank Commercial Mortgage Trust                            JPMorgan Mortgage Acquisition Corp.
  04-C12, A2 5.001%, 7/15/41                  465          448       06-CW2, AF3 5.777%, 8/25/36 (7)             225          120
                                                                   Renaissance Home Equity Loan
                                                                     Trust

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
  05-3, AF3 4.814%, 11/25/35(7)        $      435    $     401     ENERGY--(CONTINUED)
  06-1, AF2 5.533%, 5/25/36(7)                  9            9     Denbury Resources, Inc. 7.500%,
Residential Funding Mortgage                                         12/15/15                             $      135    $     118
  Securities II, Inc. 05-HI2,                                      Gazprom OAO (Gaz Capital SA) 144A
  A3 4.460%, 5/25/35                           26           26       6.212%, 11/22/16(2)                         360          261
Structured Asset Securities Corp.                                  Halliburton Co. 6.150%, 9/15/19                55           56
  05-7XS, 1A2B 5.270%, 4/25/35 (7)            300          217     Helix Energy Solutions Group, Inc.
Wachovia Auto Loan Owner Trust 06-1,                                 144A 9.500%, 1/15/16 (2)                     13            8
  A4 144A 5.080%, 4/20/12 (2)                 130          131     KazMunaiGaz Finance Sub BV 144A
--------------------------------------------------------------       8.375%, 7/2/13 (2)                          100           83
TOTAL ASSET-BACKED SECURITIES                                      NAK Naftogaz Ukrainy (Standard Bank
(IDENTIFIED COST $3,256)                                 2,456       London Holdings plc) 8.125%,
--------------------------------------------------------------       9/30/09                                     100           63
                                                                   Pacific Energy Partners LP/Pacific
CORPORATE BONDS--39.4%                                               Energy Finance Corp. 7.125%,
                                                                     6/15/14                                      75           69
CONSUMER DISCRETIONARY--2.9%                                       PetroHawk Energy Corp. 144A 10.500%,
COX Communications, Inc. 4.625%,                                     8/1/14 (2)                                  125          125
  6/1/13(3)                                   250          227     Ras Laffan Liquefied Natural Gas
Daimler Finance North America LLC                                    Co., Ltd. 144A 3.437%, 9/15/09 (2)           50           49
  6.500%, 11/15/13                             70           63     Smith International, Inc. 9.750%,
General Motors Corp. 7.200%,                                         3/15/19                                      60           63
  1/15/11                                      80           13     Swift Energy Co. 7.625%, 7/15/11              125           96
Landry's Restaurant, Inc. 144A                                     Williams Cos., Inc. (The) 7.125%,
  14.000%, 8/15/11 (2)                         90           80       9/1/11                                      100           99
MGM MIRAGE 8.500%, 9/15/10                     80           33                                                          ---------
Scientific Games Corp. 144A 7.875%,                                                                                         1,311
  6/15/16 (2)                                  25           22                                                          ---------
Seminole Hard Rock Entertainment,                                  FINANCIALS--16.2%
  Inc./Seminole Hard Rock International                            Allstate Corp. 6.125%, 5/15/37(7)             140           76
  LLC 144A 3.820%, 3/15/14 (2)(7)              25           13     American Honda Finance Corp. 144A
Staples, Inc. 9.750%, 1/15/14                  25           26       6.700%, 10/1/13 (2)                         150          147
Starwood Hotels & Resort Worldwide,                                Bank of America Corp. 7.400%,
  Inc. 6.250%, 2/15/13                         63           49       1/15/11                                     185          172
Thomson Reuters Corp. 4.250%,                                      Bank One Corp. 7.875%, 8/1/10                  50           51
  8/15/09                                     100          100     Chubb Corp. 6.375%, 3/29/67(7)                140           80
Viacom, Inc. 5.750%, 4/30/11                  100           97     CIT Group, Inc. 4.750%, 12/15/10              205          165
Videotron/Quebec Media, Inc. 6.375%,                               Citigroup, Inc.
  12/15/15                                     95           87       5.625%, 8/27/12                             200          146
                                                     ---------       5.000%, 9/15/14                              90           60
                                                           810     Colonial Realty LP 4.800%, 4/1/11             250          218
                                                     ---------     ERAC USA Finance Co. 144A 5.800%,
CONSUMER STAPLES--1.4%                                               10/15/12 (2)                                195          152
Cargill, Inc. 144A 5.600%,                                         Export-Import Bank of Korea 4.500%,
  9/15/12 (2)                                 115          115       8/12/09                                     120          120
CVS Caremark Corp. 6.600%, 3/15/19             15           15     Fideicomiso Petacalco Trust 144A
Philip Morris Capital Corp. 7.500%,                                  10.160%, 12/23/09 (2)                        37           38
  7/16/09                                     200          200     Ford Motor Credit Co. LLC
Yankee Acquisition Corp. Series B                                    5.544%, 4/15/09(7)                          135          132
  8.500%, 2/15/15                              80           44       9.875%, 8/10/11                             118           89
                                                     ---------     General Electric Capital Corp.
                                                           374       8.125%, 5/15/12                             125          140
                                                     ---------     GMAC LLC 2.488%, 5/15/09(7)                   135          128
ENERGY--4.7%                                                       GMAC LLC 144A 6.875%, 9/15/11(2)               24           17
Anadarko Petroleum Corp. 8.700%,                                   Hertz Corp. (The) 8.875%, 1/1/14              100           61
  3/15/19                                      75           75
Buckeye Partners LP 6.050%, 1/15/18            15           13
Canadian Natural Resources Ltd.
  4.900%, 12/1/14                              60           54
Chesapeake Energy Corp. 6.875%,
  11/15/20                                    100           79

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
FINANCIALS--(CONTINUED)                                            INDUSTRIALS--(CONTINUED)
ICICI Bank Ltd. 144A 5.750%,                                       Esco Corp. 144A 8.625%, 12/15/13 (2)   $      154    $     118
  11/16/10 (2)                         $   175       $     165     Hutchison Whampoa International Ltd.
International Lease Finance Corp.                                    144A 5.450%, 11/24/10 (2)                   250          258
  3.500%, 4/1/09                            75              75     Malaysia International Shipping
Invesco Ltd. 4.500%, 12/15/09(3)           250             239       Corporation Capital Ltd. 144A
Janus Capital Group, Inc. 6.500%,                                    5.000%, 7/1/09 (2)                          200          200
  6/15/12                                   75              48     Steelcase, Inc. 6.500%, 8/15/11               100           99
JPMorgan Chase & Co. Series 1 7.900%,                              Terex Corp. 7.375%, 1/15/14                   195          170
  4/29/49 (7)                               96              62     United Airlines, Inc.
Kimco Realty Corp. 4.820%, 8/15/11         155             122        00-2A, 7.032%, 10/1/10                      72           69
MassMutual Global Funding II 144A                                     01-A1, 6.071%, 3/1/13                      109          107
  3.500%, 3/15/10 (2)                      100              97     United Rentals North America, Inc.
Merrill Lynch & Co., Inc. 6.150%,                                    6.500%, 2/15/12                             125          101
  4/25/13                                   75              63                                                          ---------
Morgan Stanley 144A 10.090%,                                                                                                1,608
  5/3/17 (2)                               250(BRL)         70                                                          ---------
National Australia Bank Ltd. 144A                                  INFORMATION TECHNOLOGY--1.4%
  5.350%, 6/12/13 (2)                      285             276     Convergys Corp. 4.875%, 12/15/09(3)           250          240
Nationwide Health Properties, Inc.                                 NXP BV/NXP Funding LLC 3.844%,
  6.250%, 2/1/13                           130             120       10/15/13(7)                                 105           18
OJSC AK Transneft                                                  Tyco Electronic Group SA 6.000%,
  (TransCapitalInvest Ltd.) 144A                                     10/1/12                                      35           30
  5.670%, 3/5/14 (2)                       270             217     Xerox Corp. 5.650%, 5/15/13                   120          100
Piper Jaffray Equipment Trust                                                                                           ---------
  Securities 144A 6.000%, 9/10/11 (2)      124              92                                                                388
ProLogis 6.625%, 5/15/18                    35              18                                                          ---------
Russian Agricultural Bank OJSC                                     MATERIALS--3.3%
  (RSHB Capital SA) 144A 6.299%,                                   Air Products & Chemicals, Inc.
  5/15/17 (2)                              100              69       4.150%, 2/1/13                               70           70
Simon Property Group LP 5.600%,                                    Arcelormittal 5.375%, 6/1/13                  135          103
  9/1/11                                   205             183     Barrick Gold Corp. 6.950%, 4/1/19              35           35
SLM Corp. 1.371%, 2/1/10(7)                250             215     Bowater, Inc. 4.320%, 3/15/10(5)(7)           165           22
Textron Financial Corp. 5.125%,                                    Catalyst Paper Corp. 7.375%, 3/1/14            50           18
  11/1/10                                  100              75     CRH America, Inc. 8.125%, 7/15/18             130          102
TNK-BP Finance SA RegS 6.125%,                                     Jefferson Smurfit Corp. 8.250%,
  3/20/12 (4)                              115              96       10/1/12(5)                                   40            5
Ventas Realty LP/Ventas Capital Corp.                              Nalco Co. 8.875%, 11/15/13                     50           48
  6.750%, 6/1/10                            50              50     Nova Chemicals Corp. 5.720%,
Wachovia Corp. 5.300%, 10/15/11            130             128       11/15/13(7)                                 370          279
                                                     ---------     Rio Tinto Finance USA Ltd. 5.875%,
                                                         4,472       7/15/13                                     135          121
                                                     ---------     Vedanta Resources plc 144A 8.750%,
HEALTH CARE--1.3%                                                    1/15/14 (2)                                 100           73
Fisher Scientific International,                                   Verso Paper Holdings LLC / Verso
  Inc. 6.750%, 8/15/14                     140             141       Paper, Inc. Series B 4.920%,
HCA, Inc. 9.125%, 11/15/14                 145             137       8/1/14 (7)                                   85           25
Pfizer, Inc. 5.350%, 3/15/15                70              74                                                          ---------
                                                     ---------                                                                901
                                                           352                                                          ---------
                                                     ---------     TELECOMMUNICATION SERVICES--0.7%
INDUSTRIALS--5.8%                                                  Embarq Corp. 6.738%, 6/1/13                   100           93
American Airlines, Inc.                                            Nextel Communications, Inc. Series
  99-1, 7.024%, 10/15/09                    75              72       D 7.375%, 8/1/15                             75           40
  01-1, 6.977%, 5/23/21                    378             193     OJSC Vimpel Communications (VIP
Continental Airlines, Inc. 98-1A,                                    Finance Ireland Ltd.) 144A 8.375%,
  6.648%, 9/15/17                          133             105       4/30/13 (2)                                 100           73
Delta Air Lines, Inc.                                                                                                   ---------
  00-A1, 7.379%, 5/18/10                   123             116                                                                206
                                                                                                                        ---------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
UTILITIES--1.7%                                                    CONSUMER DISCRETIONARY--(CONTINUED)
Abu Dhabi National Energy Co. 144A                                 MCC Georgia LLC Tranche E, 6.750%,
  5.620%, 10/25/12 (2)                 $      170    $     162       1/3/16                               $       35    $      32
Allegheny Energy Supply Co. LLC 144A                               Nielsen Finance LLC Tranche B,
  8.250%, 4/15/12 (2)                          40           40       1.350%, 8/9/13                              102           80
AmeriGas Partners LP 7.250%, 5/20/15           25           24     PTI Group, Inc. Tranche 9.250%,
Duke Energy Corp. 6.300%, 2/1/14               17           17       2/28/13                                      45           34
E.ON International Finance BV 144A                                 Totes Isotoner Corp. Tranche B,
  5.800%, 4/30/18 (2)                         125          123       6.046%, 1/16/13                              13            7
Northeast Utilities 5.650%, 6/1/13            105           99                                                          ---------
Texas Competitive Electric Holdings                                                                                           743
  Co. LLC Series A 10.250%, 11/1/15            36           18                                                          ---------
                                                     ---------     CONSUMER STAPLES--0.6%
                                                           483     Wrigley (WM) Jr. Co. Tranche B,
--------------------------------------------------------------       7.750%, 10/6/14                              59           59
TOTAL CORPORATE BONDS                                              Yankee Candle Co., Inc.
(IDENTIFIED COST $12,973)                               10,905       Tranche B, 2.817%, 2/6/14                   146           98
--------------------------------------------------------------                                                          ---------
                                                                                                                              157
CONVERTIBLE BONDS--0.1%                                                                                                 ---------
                                                                   ENERGY--0.2%
HEALTH CARE--0.1%                                                  ATP Oil & Gas Corp.
Par Pharmaceutical Cos., Inc. Cv                                     Tranche B-2, 8.500%, 1/15/11                 24           13
  2.875%, 9/30/10                              40           37       Tranche B-1, 8.500%, 7/15/14                 85           44
--------------------------------------------------------------                                                          ---------
TOTAL CONVERTIBLE BONDS                                                                                                        57
(IDENTIFIED COST $37)                                       37                                                          ---------
--------------------------------------------------------------     FINANCIALS--0.0%
                                                                   Tropicana Entertainment LLC Tranche
LOAN AGREEMENTS(7)--12.2%                                            6.500%, 1/3/12                               17            4
                                                                                                                        ---------
CONSUMER DISCRETIONARY--2.7%                                       HEALTH CARE--1.1%
AMF Bowling Worldwide, Inc.                                        Health Management Associates, Inc.
  Tranche B, 5.738%, 5/17/13                   59           33       Tranche B, 5.512%, 2/28/14                   33           26
Building Materials Holding Corp.                                   HealthSouth Corp. Tranche 3.843%,
  Tranche B, 7.375%, 11/10/11                 143           46       3/10/13                                     103           91
DIRECTV Holdings LLC Tranche B,                                    LifePoint Hospitals, Inc.
  2.895%, 4/13/13                              65           61       Tranche B, 4.435%, 4/15/12                   83           77
Ford Motor Co. Tranche B, 5.000%,                                  Psychiatric Solutions, Inc.
  12/16/13                                    296          143       Tranche 2.212%, 7/1/12                      119          108
General Motors Corp. Tranche B,                                                                                         ---------
  5.795%, 11/29/13                            100           42                                                                302
Getty Images, Inc. Tranche B,                                                                                           ---------
  8.053%, 6/30/15                              47           46     INDUSTRIALS--0.8%
HBI Branded Apparel Ltd., Inc.                                     ARAMARK Corp.
  Tranche 7.266%, 3/5/14                       85           73       Letter of Credit 4.494%, 1/26/14              3            2
Idearc, Inc. Tranche T-2,                                            Tranche B, 5.637%, 1/26/14                   41           36
  5.445%, 11/17/14                            212           84     Baldor Electric Co.
Isle of Capri Casinos                                                Tranche B, 2.313%, 1/31/14                   64           58
   Tranche B, 2.960%, 11/25/13                 13            9     EnergySolutions LLC
   Tranche 3.336%, 11/25/13                    31           22       Tranche 2.730%, 2/26/14                     107           92
   Tranche A, 3.337%, 11/25/13                 11            8     TransDigm, Inc.
Lamar Media Corp. Tranche F, 2.000%,                                 Tranche 3.498%, 6/23/13                      47           43
  3/31/14                                      25           23                                                          ---------
                                                                                                                              231
                                                                                                                        ---------
                                                                   INFORMATION TECHNOLOGY--0.8%
                                                                   Freescale Semiconductor, Inc.
                                                                     Tranche 2.247%, 12/1/13                     296          124

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
                                                                   PREFERRED STOCK--0.0%
INFORMATION TECHNOLOGY--(CONTINUED)
Reynolds & Reynolds Co. (The)                                      FINANCIALS--0.0%
  Tranche FL, 3.436%, 10/24/12         $      174    $     106     Preferred Blocker, Inc. (GMAC)
                                                     ---------       Pfd. 7.000%                                   5    $       1
                                                           230     --------------------------------------------------------------
                                                     ---------     TOTAL PREFERRED STOCK
MATERIALS--3.0%                                                    (IDENTIFIED COST $2)                                         1
Anchor Glass Container Corp.                                       --------------------------------------------------------------
  Tranche 7.354%, 6/20/14                     133          119     TOTAL LONG TERM INVESTMENTS--98.7%
Boise Paper Holdings LLC                                           (IDENTIFIED COST $32,772)                               27,293
  Tranche 10.000%, 2/22/15                    168           65     --------------------------------------------------------------
Celanese Holdings LLC
  Tranche B, 5.553%, 4/2/14                   216          186     SHORT-TERM INVESTMENTS--2.0%
Compass Minerals International, Inc.
  Tranche B, 2.958%, 12/22/12                 197          181     MONEY MARKET MUTUAL FUNDS--2.0%
Huntsman International LLC                                         State Street Institutional Liquid
  Tranche B, 2.229%, 8/16/12                   17           11       Reserves Fund (seven-day effective
JohnsonDiversey, Inc.                                                yield 0.577%)                           564,486          564
  Tranche 5.193%, 12/16/10                     22           20     --------------------------------------------------------------
  Tranche B, 5.193%, 12/16/11                 150          131     TOTAL SHORT-TERM INVESTMENTS
NewPage Corp. Tranche B, 5.313%,                                   (IDENTIFIED COST $564)                                     564
  12/21/14                                    156          107     --------------------------------------------------------------
                                                     ---------
                                                           820     TOTAL INVESTMENTS--100.7%
                                                     ---------     (IDENTIFIED COST $33,336)                               27,857(1)
TELECOMMUNICATION SERVICES--1.5%
Level 3 Communications, Inc.                                       Other Assets and Liabilities--(0.7)%                      (193)
  Tranche 7.000%, 3/13/14                      87           66                                                          ---------
MetroPCS Wireless, Inc. Tranche B,                                 NET ASSETS--100.0%                                   $  27,664
  3.094%, 11/3/13                             117          107                                                          =========
NTELOS, Inc. Tranche B-1, 5.370%,
  8/24/11                                     262          245
                                                     ---------
                                                           418
                                                     ---------
UTILITIES--1.5%
Calpine Corp. Tranche B, 4.100%,
  3/29/14                                      90           69
Mirant North America LLC
  Tranche B, 2.211%, 1/3/13                    27           25
NRG Energy, Inc.
  Tranche B, 5.262%, 2/1/13                   124          112
  Letter of Credit 5.262%, 2/1/13             156          141
Texas Competitive Electric Holdings
  Co. LLC
  Tranche B-3, 4.126%, 10/10/14                49           33
  Tranche B-2, 4.126%, 10/10/14                61           40
                                                     ---------
                                                           420
--------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $4,553)                                 3,382
--------------------------------------------------------------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

(Amounts reported in thousands)

At March 31, 2009, the Series had entered into forward currency contracts as follows:

                                                                     Unrealized
                                                                    Appreciation
Contracts to Receive   In Exchange for   Settlement Date   Value   (Depreciation)
--------------------   ---------------   ---------------   -----   --------------
JPY           18,576   USD         204       5/13/09        $188        $(16)
                                                                        ====

ABBREVIATION LEGEND:
FNMA Fannie Mae or Federal National Mortgage Association
FSA  Financial Security Assurance, Inc.
SBA  Small Business Adminstration
TBA  To be announced.

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $4,904 or 17.7% of net assets.
(3)  All or a portion of the security is segregrated as collateral for when-issued securities.
(4)  Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)  Security in default.
(6)  Illiquid security.
(7)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(8)  When-issued security.

FOREIGN CURRENCIES:
AUD  Australian Dollar
BRL  Brazil Real
COP  Colombian Peso
IDR  Indonesian Rupiah
JPY  Japanese Yen
NOK  Norwegian Krone
NZD  New Zealand Dollar
SEK  Swedish Krona
USD  United States Dollar

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/09*
As a % of total invesments.
-------------------------------------------------------------------
United States                                                    84%
Australia                                                         2
Russia                                                            2
Hong Kong                                                         1
Norway                                                            1
Sweden                                                            1
Venezuela                                                         1
Other                                                             8
-------------------------------------------------------------------
Total                                                           100%
-------------------------------------------------------------------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

                         PHOENIX SMALL-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
COMMON STOCKS--97.1%                                               HEALTH CARE--(CONTINUED)
                                                                   Masimo Corp.(2)                             9,500    $     275
CONSUMER DISCRETIONARY--18.1%                                      Medassets, Inc.(2)                         18,200          259
Ameristar Casinos, Inc.                    29,500    $     371     Myriad Genetics, Inc.(2)                   7,400           336
Brinker International, Inc.                22,500          340     Optimer Pharmaceuticals, Inc.(2)           19,700          260
Cracker Barrel Old Country Store,                                  VCA Antech, Inc.(2)                        10,900          246
  Inc.                                      7,900          226     Wright Medical Group, Inc.(2)              19,700          257
hhgregg, Inc.(2)                           16,500          233                                                          ---------
Monro Muffler Brake, Inc.                   8,300          227                                                              4,278
Nordstrom, Inc.                            16,400          275                                                          ---------
Panera Bread Co. Class A(2)                 5,700          319     INDUSTRIALS--14.1%
Penn National Gaming, Inc.(2)              19,600          473     Allegiant Travel Co.(2)                     9,300          423
Regal Entertainment Group Class A          16,200          217     Beacon Roofing Supply, Inc.(2)             32,800          439
Rent-A-Center, Inc.(2)                     14,100          273     Cornell Cos., Inc.(2)                      15,200          249
Strayer Education, Inc.                     1,700          306     FTI Consulting, Inc.(2)                     6,500          322
Tractor Supply Co.(2)                       6,200          224     GEO Group, Inc. (The)(2)                   21,100          279
Warnaco Group, Inc. (The)(2)               11,200          269     Heico Corp.                                 8,200          199
                                                     ---------     Old Dominion Freight Line, Inc.(2)         15,400          362
                                                         3,753     Tetra Tech, Inc.(2)                        13,200          269
                                                     ---------     Watson Wyatt Worldwide, Inc. Class A        7,600          375
CONSUMER STAPLES--1.5%                                                                                                  ---------
Whole Foods Market, Inc.                   19,100          321                                                              2,917
                                                     ---------                                                          ---------
ENERGY--4.5%                                                       INFORMATION TECHNOLOGY--26.3%
Arena Resources, Inc.(2)                   15,600          397     Advent Software, Inc.(2)                    7,100          237
Concho Resources, Inc.(2)(3)               19,300          494     Cogent, Inc.(2)                            20,600          245
Concho Resources, Inc.                      1,385           34     DG FastChannel, Inc.(2)                    22,100          415
                                                     ---------     Equinix, Inc.(2)                            6,100          343
                                                           925     Hittite Microwave Corp.(2)                  6,900          215
                                                     ---------     Informatica Corp.(2)                       15,500          206
FINANCIALS--7.8%                                                   NetLogic Microsystems, Inc.(2)             11,100          305
Greenhill & Co., Inc.                       5,700          421     Nuance Communications, Inc.(2)             23,800          258
Janus Capital Group, Inc.                  36,300          241     Omniture, Inc.(2)                          18,500          244
Signature Bank(2)                          12,700          358     Riverbed Technology, Inc.(2)               15,100          198
Stifel Financial Corp.(2)                   9,000          390     Semtech Corp.(2)                           22,700          303
Waddell & Reed Financial, Inc.                                     Silicon Laboratories, Inc.(2)               9,300          246
  Class A                                  12,000          217     Solera Holdings, Inc.(2)                    9,500          235
                                                     ---------     Starent Networks Corp.(2)                  14,400          228
                                                         1,627     Sybase, Inc.(2)                            10,200          309
                                                     ---------     TeleCommunication Systems, Inc.(2)         28,700          263
HEALTH CARE--20.6%                                                 Ultimate Software Group, Inc.(2)           11,500          198
Abaxis, Inc.(2)                            11,200          193     Varian Semiconductor Equipment
Alexion Pharmaceuticals, Inc.(2)            7,000          264       Associates, Inc.(2)                      19,900          431
Cardionet, Inc.(2)                         10,300          289     ViaSat, Inc.(2)                            12,300          256
Emergency Medical Services Corp.                                   VistaPrint Ltd.(2)                         11,400          313
  Class A(2)                                8,100          254                                                          ---------
ICU Medical, Inc.(2)                        9,700          312                                                              5,448
Illumina, Inc.(2)                           8,400          313                                                          ---------
Immucor, Inc.(2)                            8,400          211
Inverness Medical Innovations,
  Inc.(2)                                  11,600          309
IPC (The) Hospitalist Co., Inc.(2)         11,100          211
Kindred Healthcare, Inc.(2)                19,300          289

                         PHOENIX SMALL-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE
                                       ----------    ---------
MATERIALS--1.3%
Calgon Carbon Corp.(2)                     19,500    $     276
                                                     ---------
TELECOMMUNICATION SERVICES--2.9%
SBA Communications Corp. Class A(2)        25,900          603
--------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $19,314)                               20,148
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.1%
(IDENTIFIED COST $19,314)                               20,148
--------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.4%

MONEY MARKET MUTUAL FUNDS--3.4%
State Street Institutional Liquid
  Reserves Fund
  (seven-day effective
  yield 0.577%)                           710,712          711
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $711)                                     711
 -------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $20,025)                               20,859(1)

Other assets and liabilities,
  net--(0.5)%                                             (111)
                                                     ---------
NET ASSETS--100.0%                                   $  20,748
                                                     =========

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments
(2)  Non-income producing.
(3)  Illiquid and restricted security. At March 31, 2009, this security amounted to a value of $ 494 or 2.4% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

            PHOENIX SMALL-CAP VALUE SERIES (FORMERLY PHOENIX-SANFORD
                        BERNSTEIN SMALL-CAP VALUE SERIES)
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
COMMON STOCKS--98.5%                                               FINANCIALS--(CONTINUED)
                                                                   Digital Realty Trust, Inc.                 13,300    $     441
CONSUMER DISCRETIONARY--15.3%                                      First Niagara Financial Group, Inc.        10,500          114
ArvinMeritor, Inc.(2)                       5,800    $       5     Home Properties, Inc.                       7,100          218
Autoliv, Inc.(2)                            4,500           84     Mid-America Apartment Communities,
Bob Evans Farms, Inc.                      10,800          242       Inc.                                      7,700          237
Boyd Gaming Corp.(2)                       49,100          183     PartnerRe Ltd.                              4,200          261
Brown Shoe Co., Inc.                       23,900           90     Platinum Underwriters Holdings Ltd.        17,800          505
Callaway Golf Co.                          48,400          347     Provident Financial Services, Inc.         11,300          122
Children's Place Retail Stores,                                    Reinsurance Group of America, Inc.          5,100          165
  Inc. (The)(2)                             9,200          201     StanCorp Financial Group, Inc.              7,500          171
Collective Brands, Inc.(2)                  6,300           61     Sunstone Hotel Investors, Inc.             25,297           66
Foot Locker, Inc.                          46,400          486     SVB Financial Group(2)                      4,100           82
Jones Apparel Group, Inc.                  24,800          105     Synovus Financial Corp.                    20,500           67
Men's Wearhouse, Inc. (The)                29,400          445     Tanger Factory Outlet Centers              10,900          336
Mohawk Industries, Inc.(2)                  5,700          170     Taubman Centers, Inc.                       5,500           94
Scholastic Corp.                           21,000          316     Trustmark Corp.                             9,300          171
Shoe Carnival, Inc.(2)                     43,453          450     Washington Federal, Inc.                   25,400          338
Steiner Leisure Ltd.(2)                    21,000          513     Webster Financial Corp.                    30,600          130
Thor Industries, Inc.                      30,300          473     Whitney Holding Corp.                      15,800          181
Valassis Communications, Inc.(2)           50,400           79                                                          ---------
Wet Seal, Inc. (The) Class A(2)           115,700          389                                                              4,903
                                                     ---------                                                          ---------
                                                         4,639     HEALTH CARE--11.1%
                                                     ---------     AMERIGROUP Corp.(2)                        11,500          317
CONSUMER STAPLES--5.3%                                             CONMED Corp.(2)                            18,600          268
Del Monte Foods Co.                        53,200          388     Coventry Health Care, Inc.(2)              12,000          155
Omega Protein Corp.(2)                     37,700           99     Gentiva Health Services, Inc.(2)           16,600          252
Ruddick Corp.                              17,400          391     Invacare Corp.                             22,500          361
Smithfield Foods, Inc.(2)                  37,561          355     Kindred Healthcare, Inc.(2)                27,700          414
Universal Corp.                            12,300          368     LifePoint Hospitals, Inc.(2)               17,300          361
                                                     ---------     Molina Healthcare, Inc.(2)                 18,600          354
                                                         1,601     Par Pharmaceutical Cos., Inc.(2)           18,400          174
                                                     ---------     PSS World Medical, Inc.(2)                  8,200          118
ENERGY--5.3%                                                       Skilled Healthcare Group, Inc.
Bristow Group, Inc.(2)                      3,500           75       Class A(2)                               28,900          237
Cimarex Energy Co.                         17,900          329     Universal Health Services, Inc.
Denbury Resources, Inc.(2)                 20,000          297       Class B                                   8,600          330
Frontier Oil Corp.                         26,500          339                                                          ---------
Oil States International, Inc.(2)          14,400          193                                                              3,341
Whiting Petroleum Corp.(2)                 14,700          380                                                          ---------
                                                     ---------     INDUSTRIALS--16.1%
                                                         1,613     Acuity Brands, Inc.                         5,600          126
                                                     ---------     Alaska Air Group, Inc.(2)                   8,200          144
FINANCIALS--16.2%                                                  Arkansas Best Corp.                         3,700           70
Arch Capital Group Ltd.(2)                  4,600          248     Briggs & Stratton Corp.                    29,000          479
Aspen Insurance Holdings Ltd.              24,600          552     Columbus McKinnon Corp.(2)                 35,100          306
Astoria Financial Corp.                     9,700           89     Commercial Vehicle Group, Inc.(2)          59,100           33
Brookfield Properties Corp.                28,000          161     Con-Way, Inc.                               8,400          151
DiamondRock Hospitality Co.                38,300          154     EnerSys(2)                                 28,300          343

                 PHOENIX SMALL-CAP VALUE SERIES (PHOENIX-SANFORD
                        BERNSTEIN SMALL-CAP VALUE SERIES)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
INDUSTRIALS--(CONTINUED)                                           INFORMATION TECHNOLOGY--(CONTINUED)
Gardner Denver, Inc.(2)                    14,300    $     311     Zoran Corp.(2)                             44,600    $     392
Hertz Global Holdings, Inc.(2)             34,900          137                                                          ---------
Kaman Corp.                                18,600          233                                                              4,927
Kelly Services, Inc. Class A(2)            34,874          281                                                          ---------
Lydall, Inc.(2)                            35,900          107     MATERIALS--9.2%
Mueller Industries, Inc.                   19,100          414     AptarGroup, Inc.                            4,900          153
NACCO Industries, Inc. Class A              5,300          144     Arch Chemicals, Inc.                       13,100          249
Quanex Building Products Corp.             20,100          153     Celanese Corp. Series A                    18,800          251
Regal-Beloit Corp.                          7,700          236     Commercial Metals Co.                      36,000          416
Rush Enterprises, Inc. Class A(2)          39,500          352     Cytec Industries, Inc.                     16,600          249
SkyWest, Inc.                              10,600          132     Myers Industries, Inc.                     32,800          202
Terex Corp.(2)                             35,900          332     PolyOne Corp.(2)                          105,700          244
United Stationers, Inc.(2)                  5,600          157     Reliance Steel & Aluminum Co.              13,800          363
WESCO International, Inc.(2)               12,100          219     Rockwood Holdings, Inc.(2)                 31,000          246
                                                     ---------     Schweitzer-Mauduit International,
                                                         4,860       Inc.                                     13,400          247
                                                     ---------     Westlake Chemical Corp.                    10,100          148
INFORMATION TECHNOLOGY--16.3%                                                                                           ---------
Amkor Technology, Inc.(2)                  44,700          120                                                              2,768
Anixter International, Inc.(2)              9,300          295                                                          ---------
Arrow Electronics, Inc.(2)                 14,600          278     UTILITIES--3.7%
Avnet, Inc.(2)                              9,900          173     Atmos Energy Corp.                         20,700          479
AVX Corp.                                  18,000          163     Northeast Utilities                        22,250          480
Benchmark Electronics, Inc.(2)             14,300          160     Portland General Electric Co.               9,400          165
CommScope, Inc.(2)                         14,000          159                                                          ---------
Convergys Corp.(2)                         39,300          318                                                              1,124
CTS Corp.                                  71,000          256     --------------------------------------------------------------
Flextronics International Ltd.(2)          64,200          186     TOTAL COMMON STOCKS
Insight Enterprises, Inc.(2)               39,500          121     (IDENTIFIED COST $47,152)                               29,776
NCR Corp.(2)                                9,800           78     --------------------------------------------------------------
PC Connection, Inc.(2)                     77,100          293     TOTAL LONG TERM INVESTMENTS--98.5%
Perot Systems Corp. Class A(2)             13,800          178     (IDENTIFIED COST $47,152)                               29,776
SanDisk Corp.(2)                           23,000          291     --------------------------------------------------------------
Siliconware Precision Industries Co.                               SHORT-TERM INVESTMENTS--0.8%
  Sponsored ADR                            85,900          498
Tech Data Corp.(2)                         20,600          449     MONEY MARKET MUTUAL FUNDS--0.8%
Teradyne, Inc.(2)                          61,700          270     State Street Institutional Liquid
TTM Technologies, Inc.(2)                  42,900          249       Reserves Fund (seven-day effective
                                                                     yield 0.577%)                           248,671          249
                                                                   --------------------------------------------------------------
                                                                   TOTAL SHORT-TERM INVESTMENTS
                                                                   (IDENTIFIED COST $249)                                     249
                                                                   --------------------------------------------------------------

                                                                   TOTAL INVESTMENTS--99.3%
                                                                   (IDENTIFIED COST $47,401)                               30,025(1)

                                                                   Other assets and liabilities,
                                                                     net--0.7%                                                225
                                                                                                                        ---------
                                                                   NET ASSETS--100.0%                                   $  30,250
                                                                                                                        =========

ABBREVIATION LEGEND:
ADR  American Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the
     Notes to Schedules of Investments.
(2)  Non-income producing.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
MUNICIPAL BONDS--4.0%                                              AGENCY--(CONTINUED)
ARIZONA--0.4%                                                        TBA 4.000%, 4/15/39(5)               $      350    $     352
Salt River Project Agricultural                                      TBA 4.500%, 4/15/39(5)                    1,450        1,481
  Improvement & Power District 08-A,                                 TBA 5.000%, 4/15/39(5)                    1,400        1,444
  5.000%, 1/1/38                       $      635    $     625       TBA 5.500%, 4/15/39(5)                    1,925        1,998
                                                     ---------       TBA 6.000%, 4/15/39(5)                    2,125        2,219
CALIFORNIA--1.6%                                                   GNMA
Alameda Corridor Transportation                                      6.500%, 11/15/23                             72           76
  Authority Taxable 99- C (MBIA                                      6.500%, 12/15/23                             13           14
  Insured) 6.600%, 10/1/29                  1,000          895       6.500%, 2/15/24                             124          131
Kern County Pension Obligation                                       6.500%, 6/15/28                             132          141
  Taxable (MBIA Insured) 7.260%,                                     6.500%, 7/15/31                              99          106
  8/15/14                                     420          447       6.500%, 11/15/31                             96          102
Sonoma County Pension Obligation                                     6.500%, 2/15/32                              56           59
  Taxable (FSA Insured) 6.625%,                                      6.500%, 4/15/32                              84           89
  6/1/13                                      940          976                                                          ---------
                                                     ---------                                                             10,306
                                                         2,318                                                          ---------
                                                     ---------     NON-AGENCY--9.8%
DELAWARE--0.3%                                                     Banc of America Funding Corp. 05-8,
State Transportation Authority                                       1A1 5.500%, 1/25/36                         509          401
  Series A (FSA Insured) 5.000%,                                   Bear Stearns Adjustable Rate
  7/1/19                                      375          412       Mortgage Trust 05-12, 13A1
                                                     ---------       5.445%, 2/25/36 (3)                         548          300
FLORIDA--0.1%                                                      Bear Stearns Commercial Mortgage
Miami-Dade County Educational                                        Securities 06-PW12, A4 5.902%,
  Facilities Authority Taxable                                       9/11/38(3)                                  940          801
  Series C 5.480%, 4/1/16                     105          103       05-PWR8, A2 4.484%, 6/11/41                 100           93
                                                     ---------       07-PW18, AM 6.084%, 6/11/50(3)              550          264
MINNESOTA--0.7%                                                    Citigroup Mortgage Loan Trust, Inc.
State of Minnesota 5.000%, 8/1/19             900        1,014       05-5, 2A3 5.000%, 8/25/35                   441          369
                                                     ---------     Citigroup/Deutsche Bank Commercial
PENNSYLVANIA--0.8%                                                   Mortgage Trust 06-CD2, A4 5.363%,
City of Pittsburgh Pension                                           1/15/46 (3)                               1,190          917
  Obligation Taxable Series C                                      Credit Suisse Mortgage Capital
  (FGIC Insured) 6.500%, 3/1/17             1,250        1,246       Certificates 06-C1, A4 5.552%,
                                                     ---------       2/15/39 (3)                               1,710        1,386
VIRGINIA--0.1%                                                     Crown Castle Towers LLC 05-1A, AFX
Tobacco Settlement Financing Corp.                                   144A 4.643%, 6/15/35 (4)                    800          764
  Taxable 07-A1, 6.706%, 6/1/46               225          111     First Horizon Asset Securities, Inc.
--------------------------------------------------------------       05-AR1, 2A1 4.999%, 4/25/35 (3)             608          411
TOTAL MUNICIPAL BONDS                                              GE Capital Commercial Mortgage Corp.
(IDENTIFIED COST $5,847)                                 5,829       03-C1, C 4.975%, 1/10/38 (3)                175          144
--------------------------------------------------------------     GMAC Commercial Mortgage Securities,
                                                                     Inc. 03-C2, A2 5.668%, 5/10/40 (3)          155          150
MORTGAGE-BACKED SECURITIES--16.9%                                  GS Mortgage Securities Corp. II
                                                                     05-GG4, AJ 4.782%, 7/10/39                  800          347
AGENCY--7.1%                                                         07-GG10, A4 5.993%, 8/10/45(3)              460          314
FHLMC R010-AB 5.500%, 12/15/19                462          471
FNMA
  4.000%, 6/1/20                              498          507
  4.500%, 7/1/20                               49           50
  6.500%, 10/1/31                              26           28
  6.000%, 9/1/32                              178          187
  5.000%, 3/1/36                              573          592
  5.500%, 4/1/37                              249          259

                       PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
NON-AGENCY--(CONTINUED)                                              06-CW2, AF3 5.777%, 8/25/36(3)       $      470    $     250
JPMorgan Chase Commercial Mortgage                                   06-CW2, AF4 6.080%, 8/25/36(3)              530          199
  Securities Corp.                                                 Residential Funding Mortgage
  01-CIBC, A3 6.260%, 3/15/33          $    1,058    $   1,070       Securities II, Inc. 06-HSA1, A3
  07-LD12, A4 5.882%, 2/15/51(3)              425          301       5.230%, 2/25/36 (3)                       1,000          311
Lehman Brothers - UBS Commercial                                   Wachovia Auto Loan Owner Trust
  Mortgage Trust 06-C6, A4 5.372%,                                   06-2A, A3 144A 5.230%, 8/22/11 (4)          227          228
  9/15/39                                     325          234     --------------------------------------------------------------
  07-C2, A2 5.303%, 2/15/40                 1,230        1,018     TOTAL ASSET-BACKED SECURITIES
  07-C6, A2 5.845%, 7/15/40                   500          422     (IDENTIFIED COST $4,977)                                 3,558
  07-C7, A3 5.866%, 9/15/45(3)                700          490     --------------------------------------------------------------
Merrill Lynch Mortgage Trust 06-C1,
  AM 5.840%, 5/12/39 (3)                      700          343     CORPORATE BONDS--16.2%
Morgan Stanley Capital I
  06-T23, A4 5.984%, 8/12/41(3)               790          705     CONSUMER DISCRETIONARY--1.0%
  06-IQ12, A4 5.332%, 12/15/43                525          385     Best Buy Co., Inc. 6.750%, 7/15/13            140          133
SBA Commercial Mortgage Backed                                     Brunswick Corp. 11.750%, 8/15/13              145           96
  Securities Trust 06-1A, A 144A                                   Daimler Finance North America LLC
  5.314%, 11/15/36 (4)                        500          458       6.500%, 11/15/13                            130          118
Timberstar Trust 06-1A, A 144A                                     Hasbro, Inc. 6.300%, 9/15/17                  200          183
  5.668%, 10/15/36 (4)                        675          540     MGM MIRAGE 8.500%, 9/15/10                     15            6
Wachovia Bank Commercial Mortgage                                  Mohawk Industries, Inc. 6.625%,
  Trust 07-C30, A5 5.342%, 12/15/43           285          178       1/15/16                                     275          203
  07-C33, A4 5.903%, 2/15/49(3)               425          261     Reed Elsevier Capital, Inc. 8.625%,
Wells Fargo Mortgage Backed                                          1/15/19                                      53           54
  Securities Trust                                                 Royal Caribbean Cruises Ltd. 7.250%,
  04-EE, 2A3 4.161%, 12/25/34(3)              409          227       6/15/16                                     285          135
  05-AR4, 2A2 4.537%, 4/25/35(3)              162          121     Seneca Gaming Corp. Series B 7.250%,
  05-AR4, 2A1 4.537%, 4/25/35(3)            1,083          792       5/1/12                                      225          145
                                                     ---------     Staples, Inc. 9.750%, 1/15/14                  40           42
                                                        14,206     Time Warner Cable, Inc. 5.850%,
--------------------------------------------------------------       5/1/17                                      130          117
TOTAL MORTGAGE-BACKED SECURITIES                                   Videotron/Quebec Media, Inc. 6.375%,
(IDENTIFIED COST $28,252)                               24,512       12/15/15                                    175          159
--------------------------------------------------------------                                                          ---------
                                                                                                                            1,391
ASSET-BACKED SECURITIES--2.5%                                                                                           ---------
                                                                   CONSUMER STAPLES--0.6%
Bayview Financial Acquisition Trust                                BAT International Finance plc 144A
  06-A, 1A2 5.483%, 2/28/41 (3)               325          255       9.500%, 11/15/18 (4)                         50           57
Capital One Auto Finance Trust 07-B,                               Reynolds American, Inc. 7.300%,
  A3A 5.030%, 4/15/12                         345          339       7/15/15(6)                                  600          549
Carmax Auto Owner Trust                                            Tate & Lyle International Finance
  05-2, A4 4.340%, 9/15/10                    476          477       plc 144A 6.625%, 6/15/16 (4)                275          242
  07-2, A3 5.230%, 12/15/11                 1,169        1,183                                                          ---------
Dunkin Securitization 06-1, M1 144A                                                                                           848
  8.285%, 6/20/31 (4)                         305          200                                                          ---------
GMAC Mortgage Corp. Loan Trust                                     ENERGY--1.1%
  05-HE2, A3 4.622%, 11/25/35 (3)             125          116     Buckeye Partners LP 6.050%, 1/15/18            50           43
JPMorgan Mortgage Acquisition                                      Chesapeake Energy Corp. 6.875%,
  Corp.                                                              11/15/20                                    175          138
                                                                   Denbury Resources, Inc. 7.500%,
                                                                     12/15/15                                    185          162
                                                                   Helix Energy Solutions Group, Inc.
                                                                     144A 9.500%, 1/15/16 (4)                     50           30
                                                                   Kinder Morgan Finance Co. 5.700%,
                                                                     1/5/16                                      225          190
                                                                   NGPL PipeCo. LLC 144A 6.514%,
                                                                     12/15/12 (4)                                250          239
                                                                   PetroHawk Energy Corp. 144A 10.500%,
                                                                     8/1/14 (4)                                  100          100
                                                                   Petropower I Funding Trust 144A
                                                                     7.360%, 2/15/14 (4)                         326          290

                       PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
ENERGY--(CONTINUED)                                                FINANCIALS--(CONTINUED)
Plains Exploration & Production Co.                                Merrill Lynch & Co., Inc. 6.110%,
  7.750%, 6/15/15                      $      125    $     108       1/29/37                              $      270    $     134
Swift Energy Co. 7.125%, 6/1/17               175          102     National Capital Trust II 144A
TEPPCO Partners LP 7.625%, 2/15/12            130          129       5.486%, 12/29/49(3)(4)(6)                   950          427
Weatherford International Ltd.                                     National City Bank 1.352%,
  9.625%, 3/1/19                               45           46       6/29/09(3)                                  250          249
                                                     ---------     Petroplus Finance Ltd. 144A 6.750%,
                                                         1,577       5/1/14 (4)                                  150          112
                                                     ---------     ProLogis 6.625%, 5/15/18                      120           61
FINANCIALS--6.6%                                                   Realty Income Corp. 6.750%, 8/15/19           110           76
American Express Credit Corp. Series                               SLM Corp. 1.371%, 2/1/10(3)(6)              1,950        1,677
  C 7.300%, 8/20/13                           200          186     SunTrust Banks, Inc. 5.250%, 11/5/12          150          146
Assurant, Inc. 5.625%, 2/15/14                250          210     UFJ Finance AEC 6.750%, 7/15/13               275          283
Bank of America Corp. 5.650%, 5/1/18          400          334     Wachovia Corp. 4.875%, 2/15/14                355          298
Bank of New York / Mellon Corp.                                    Westfield Capital Corp. Ltd./
  (The) 4.950%, 11/1/12                       180          184       Westfield Finance Authority 144A
Bear Stearns Cos., Inc. (The)                                        5.125%, 11/15/14 (4)                        355          274
  7.250%, 2/1/18                              250          258     Zions Bancorp. 5.650%, 5/15/14(6)           1,000          738
BlackRock, Inc. 6.250%, 9/15/17               300          288                                                          ---------
Bosphorus Financial Services Ltd.                                                                                           9,601
  144A 3.034%, 2/15/12 (3)(4)                 300          258                                                          ---------
Citigroup, Inc.                                                    HEALTH CARE--0.2%
  5.625%, 8/27/12                             250          182     Quest Diagnostics, Inc. 6.400%,
  5.000%, 9/15/14                              40           26       7/1/17                                      280          267
Credit Suisse New York 5.000%,                                                                                          ---------
  5/15/13                                     260          251     INDUSTRIALS--3.2%
Deutsche Bank AG 4.875%, 5/20/13               80           78     American Airlines, Inc. 01-1,
Ford Motor Credit Co. LLC                                            6.977%, 5/23/21                             548          280
  5.544%, 4/15/09(3)                           50           49     Continental Airlines, Inc. 98-1A,
  8.625%, 11/1/10                             180          143       6.648%, 9/15/17                             357          282
  9.875%, 8/10/11                             238          180     Equifax, Inc. 6.300%, 7/1/17                  240          190
  7.800%, 6/1/12                              200          136     ITW Cupids Financing Trust I 144A
General Electric Capital Corp.                                       6.550%, 12/31/11 (4)(6)                   2,000        2,036
  5.375%, 10/20/16(6)                         700          615     Masco Corp. 5.850%, 3/15/17                   165          103
GMAC LLC                                                           Owens Corning, Inc. 6.500%, 12/1/16            60           44
  144A 6.875%, 8/28/12(4)                     316          212     Pitney Bowes, Inc. 4.750%,
  144A 6.750%, 12/1/14(4)                      49           28       5/15/18(6)                                  375          353
GMAC LLC 144A 6.875%, 9/15/11(4)               24           17     Rockwell Collins, Inc. 4.750%,
Goldman Sachs Group, Inc. (The)                                      12/1/13(6)                                1,000        1,008
  5.950%, 1/18/18                             165          150     Terex Corp. 7.375%, 1/15/14                   110           96
  6.150%, 4/1/18                              175          160     United Airlines, Inc. 01-A1,
HBOS plc 144A 5.375%,                                                6.071%, 3/1/13                               16           15
  11/29/49(3)(4)                            1,000          503     United Rentals North America, Inc.
HRPT Properties Trust 5.750%,                                        6.500%, 2/15/12                             175          141
  11/1/15                                     275          175                                                          ---------
Janus Capital Group, Inc. 6.500%,                                                                                           4,548
  6/15/12                                     150           95                                                          ---------
JPMorgan Chase & Co.                                               INFORMATION TECHNOLOGY--1.2%
  5.250%, 5/1/15                              250          224     Broadridge Financial Solutions, Inc.
  Series 1 7.900%, 12/29/49(3)                 89           57       6.125%, 6/1/17                              250          210
Korea Development Bank 5.300%,                                     Intuit, Inc. 5.750%, 3/15/17                   71           62
  1/17/13                                     137          127     Jabil Circuit, Inc. 8.250%, 3/15/18           170          128
                                                                   Mettler-Toledo International, Inc.
                                                                     4.850%, 11/15/10(6)                       1,000          987
                                                                   Tyco Electronic Group SA 6.000%,
                                                                     10/1/12                                     100           85

                       PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE      VALUE                                               PAR VALUE      VALUE
                                       ----------    ---------                                            ----------    ---------
INFORMATION TECHNOLOGY--(CONTINUED)                                LOAN AGREEMENTS(3)--1.0%
Xerox Corp. 6.750%, 2/1/17             $      325    $     248
                                                     ---------     CONSUMER DISCRETIONARY--0.3%
                                                         1,720     Charter Communications Operating LLC
                                                     ---------        Tranche B, 4.472%, 3/6/14           $      272    $     221
                                                                   Ford Motor Co. Tranche B,
MATERIALS--0.8%                                                       5.000%, 12/16/13                           295          143
Agrium, Inc. 6.750%, 1/15/19                  180          168     Lamar Media Corp. Tranche F,
ArcelorMittal 6.125%, 6/1/18                  180          130        2.938%, 3/31/14                             40           37
Catalyst Paper Corp. 7.375%, 3/1/14           180           65                                                          ---------
CRH America, Inc.                                                                                                             401
   6.000%, 9/30/16                            255          180                                                          ---------
   8.125%, 7/15/18                            150          117
Nova Chemicals Corp.                                               CONSUMER STAPLES--0.1%
   5.720%, 11/15/13(3)                        195          147     Yankee Candle Co., Inc. Tranche B,
Verso Paper Holdings LLC / Verso                                      2.830%, 2/6/14                             186          125
   Paper, Inc.                                                                                                          ---------
   Series B 4.920%, 8/1/14 (3)                 93           28
Vulcan Materials Co.                                               ENERGY--0.1%
   5.600%, 11/30/12                           190          182     Helix Energy Solutions Group, Inc.
Xstrata Canada Corp. 5.500%, 6/15/17          260          179        Tranche 4.654%, 7/1/13                      66           53
                                                     ---------                                                          ---------
                                                         1,196
                                                     ---------     HEALTH CARE--0.0%
                                                                   Health Management Associates, Inc.
TELECOMMUNICATION SERVICES--0.3%                                      Tranche B, 5.512%, 2/28/14                  37           30
Frontier Communication Corp.                                                                                            ---------
   6.250%, 1/15/13                            190          173
OJSC Vimpel Communications                                         INFORMATION TECHNOLOGY--0.1%
   (VIP Finance Ireland Ltd.)                                      CommScope, Inc. Tranche B,
   144A 9.125%, 4/30/18 (4)                   125           78        5.506%, 12/27/14                           215          186
Qwest Corp.                                                                                                             ---------
   7.875%, 9/1/11                             125          123
   6.500%, 6/1/17                             143          119     MATERIALS--0.3%
                                                     ---------     Compass Minerals International, Inc.
                                                           493        Tranche B, 2.350%, 12/22/12                168          154
                                                     ---------     Georgia-Pacific Corp. Tranche B-1,
                                                                      4.178%, 12/20/12                           264          234
UTILITIES--1.2%                                                                                                         ---------
AES Corp. (The) 7.750%, 10/15/15              250          219                                                                388
Allegheny Energy Supply Co. LLC                                                                                         ---------
   144A 8.250%, 4/15/12 (4)                   110          111
AmeriGas Partners LP 7.250%, 5/20/15          500          473     TELECOMMUNICATION SERVICES--0.0%
Duke Energy Corp. 6.300%, 2/1/14               28           29     Level 3 Communications, Inc. Tranche
Electricite de France 144A                                            5.868%, 3/13/14                             18           14
   6.500%, 1/26/19 (4)                         70           72                                                          ---------
Great River Energy 144A
   5.829%, 7/1/17 (4)                         131          135     UTILITIES--0.1%
Midwest Generation LLC Series B                                    NRG Energy, Inc.
   8.560%, 1/2/16                              92           85        Tranche B, 5.262%, 2/1/13                   98           89
Northeast Utilities 5.650%, 6/1/13            200          189        Letter of Credit 5.262%, 2/1/13             53           47
United Energy Distribution Holdings                                Texas Competitive Electric Holdings
   Property Ltd.                                                      Co. LLC Tranche B-2,
   144A 5.450%, 4/15/16 (4)(6)                500          462        6.172%, 10/10/14                            72           48
                                                        ------                                                          ---------
                                                         1,775                                                                184
--------------------------------------------------------------     --------------------------------------------------------------
TOTAL CORPORATE BONDS                                              TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $28,085)                               23,416     (IDENTIFIED COST $1,805)                                 1,381
--------------------------------------------------------------     --------------------------------------------------------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
PREFERRED STOCK--0.0%                                              HEALTH CARE--(CONTINUED)
                                                                   St. Jude Medical, Inc.(2)                  51,200    $   1,860
FINANCIALS--0.0%                                                   UnitedHealth Group, Inc.                   87,100        1,823
Preferred Blocker, Inc. (GMAC)                                                                                          ---------
   Pfd. 7.000%                                 84    $      17                                                             11,325
--------------------------------------------------------------                                                          ---------
TOTAL PREFERRED STOCK                                              INDUSTRIALS--7.1%
(IDENTIFIED COST $27)                                       17     Boeing Co. (The)                           25,700          914
--------------------------------------------------------------     Caterpillar, Inc.                          65,000        1,817
COMMON STOCKS--57.0%                                               Continental Airlines, Inc.
                                                                      Class B(2)                             211,400        1,863
CONSUMER DISCRETIONARY--3.9%                                       Foster Wheeler AG(2)                      101,200        1,768
McDonald's Corp.                           34,500        1,883     L-3 Communications Holdings, Inc.          30,100        2,041
NIKE, Inc. Class B                         41,600        1,951     Union Pacific Corp.                        46,000        1,891
Under Armour, Inc. Class A(2)             108,100        1,776                                                          ---------
                                                     ---------                                                             10,294
                                                         5,610                                                          ---------
                                                     ---------     INFORMATION TECHNOLOGY--9.7%
CONSUMER STAPLES--6.6%                                             Cisco Systems, Inc.(2)                    116,000        1,945
Altria Group, Inc.                        113,500        1,818     Corning, Inc.                             153,100        2,032
Bunge Ltd.                                 34,300        1,943     Hewlett-Packard Co.                        66,000        2,116
Costco Wholesale Corp.                     43,000        1,992     International Business Machines
PepsiCo, Inc.                              38,600        1,987        Corp                                    20,800        2,015
Philip Morris International, Inc.          50,000        1,779     Microsoft Corp.                           112,800        2,072
                                                     ---------     Nokia OYJ Sponsored ADR                   161,600        1,886
                                                         9,519     QUALCOMM, Inc.                             50,400        1,961
                                                     ---------                                                          ---------
ENERGY--8.1%                                                                                                               14,027
Chesapeake Energy Corp.                    49,600          846                                                          ---------
ConocoPhillips                             49,900        1,954     MATERIALS--4.8%
Halliburton Co.                           109,900        1,700     Alcoa, Inc.                               158,700        1,165
Massey Energy Co.                          81,100          821     Freeport-McMoRan Copper & Gold, Inc.       46,000        1,753
Occidental Petroleum Corp.                 32,000        1,781     Nucor Corp.                                53,900        2,057
Petroleo Brasileiro SA ADR                 61,700        1,880     Potash Corp. of Saskatchewan, Inc.         24,700        1,996
St. Mary Land & Exploration Co.            65,700          869                                                          ---------
Valero Energy Corp.                       103,400        1,851                                                              6,971
                                                     ---------                                                          ---------
                                                        11,702     TELECOMMUNICATION SERVICES--2.6%
                                                     ---------     AT&T, Inc.                                 74,400        1,875
FINANCIALS--6.4%                                                   Verizon Communications, Inc.               62,200        1,878
Allstate Corp. (The)                       97,400        1,865                                                          ---------
Goldman Sachs Group, Inc. (The)            18,100        1,919                                                              3,753
Hudson City Bancorp, Inc.                 159,200        1,861     --------------------------------------------------------------
Reinsurance Group of America, Inc.         63,000        2,041     TOTAL COMMON STOCKS
Wells Fargo & Co.                         111,100        1,582     (IDENTIFIED COST $84,656)                               82,469
                                                     ---------     --------------------------------------------------------------
                                                         9,268
                                                     ---------     EXCHANGE TRADED FUNDS--1.3%
HEALTH CARE--7.8%
Celgene Corp.(2)                           40,500        1,798     PowerShares Deutsche Bank
Gilead Sciences, Inc.(2)                   42,400        1,964        Agriculture Fund(2)                     77,900        1,908
Johnson & Johnson                          37,700        1,983     --------------------------------------------------------------
Merck & Co., Inc.                          70,900        1,897     TOTAL EXCHANGE TRADED FUNDS
                                                                   (IDENTIFIED COST $1,941)                                1,908
                                                                   --------------------------------------------------------------
                                                                   TOTAL LONG TERM INVESTMENTS--98.9%
                                                                   (IDENTIFIED COST $155,590)                             143,090
                                                                   --------------------------------------------------------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE
                                       ----------    ---------
SHORT-TERM INVESTMENTS--4.7%

MONEY MARKET MUTUAL FUNDS--4.7%
State Street Institutional Liquid
  Reserves Fund
  (seven-day effective yield 0.577%)    6,802,895    $   6,803
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,803)                                 6,803
--------------------------------------------------------------

TOTAL INVESTMENTS--103.6%
(IDENTIFIED COST $162,393)                             149,893(1)

Other Assets and Liabilities--(3.6)%                    (5,236)
                                                     ---------
NET ASSETS--100.0%                                   $ 144,657
                                                     =========

ABBREVIATION LEGEND:
ADR   American Depositary Receipt
FGIC  Financial Guaranty Insurance Company
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
FSA   Financial Security Assurance, Inc.
GNMA  Ginnie Mae or Government National Mortgage Association
MBIA  Municipal Bond Insurance Association
SBA   Small Business Adminstration
TBA   To be announced.

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.
(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $7,873 or 5.4% of net assets.
(5)  When-issued security.
(6)  All or a portion segregated as collateral for when-issued securities.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/09*
As a % of total investments.
--------------------------------------------------------------
United States                                               92%
Canada                                                       2
Australia                                                    1
Brazil                                                       1
Finland                                                      1
Switzerland                                                  1
United Kingdom                                               1
Other                                                        1
--------------------------------------------------------------
Total                                                      100%
--------------------------------------------------------------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
PREFERRED STOCK--3.9%                                              HEALTH CARE--(CONTINUED)
                                                                   Roche Holding AG Registered Shares         51,200    $   7,027
INFORMATION TECHNOLOGY--3.9%                                       Takeda Pharmaceutical Co. Ltd.            233,500        8,101
Samsung Electronics Co., Ltd. Pfd.                                                                                      ---------
  1.620%                                   47,336    $  10,852                                                             22,403
--------------------------------------------------------------                                                          ---------
TOTAL PREFERRED STOCK                                              INDUSTRIALS--10.9%
(IDENTIFIED COST $15,561)                               10,852     Deutsche Post AG Registered Shares        264,500        2,850
--------------------------------------------------------------     FANUC Ltd.                                 70,600        4,829
COMMON STOCKS--93.4%                                               Grupo Aeroportuario del Sureste S.A.
                                                                     de C.V. ADR                             194,500        5,598
CONSUMER DISCRETIONARY--3.4%
adidas AG                                 196,000        6,505     Koninklijke Philips Electronics N.V.      434,300        6,428
Toyota Motor Corp.                         89,100        2,830     Schneider Electric SA                     105,100        6,990
                                                     ---------     Weir Group plc (The)                      640,200        3,798
                                                         9,335                                                          ---------
                                                     ---------                                                             30,493
CONSUMER STAPLES--6.9%                                                                                                  ---------
British American Tobacco plc              248,400        5,738     INFORMATION TECHNOLOGY--9.0%
Metro AG                                   89,800        2,961     Canon, Inc.                               286,550        8,353
Morrison (WM.) Supermarkets plc         1,267,600        4,641     Taiwan Semiconductor Manufacturing
Nestle S.A. Registered Shares             176,750        5,971       Co. Ltd., Sponsored ADR               1,173,062       10,499
                                                     ---------
                                                        19,311     Telefonaktiebolaget LM Ericsson
                                                     ---------       Class B(2)                              788,000        6,371
ENERGY--13.8%                                                                                                           ---------
ENI S.p.A.                                602,000       11,656                                                             25,223
PetroChina Co. Ltd. Class H             5,478,000        4,370                                                          ---------
Petroleo Brasileiro SA Sponsored ADR      447,800       10,971     MATERIALS--4.6%
Royal Dutch Shell plc Class B             120,800        2,628     Rio Tinto plc                             244,600        8,213
Tenaris S.A.  ADR                         439,800        8,871     Shin-Etsu Chemical Co. Ltd.                94,900        4,663
                                                     ---------                                                          ---------
                                                        38,496                                                             12,876
                                                     ---------                                                          ---------
FINANCIALS--25.7%                                                  TELECOMMUNICATION SERVICES--6.0%
Bank of Yokohama Ltd. (The)             1,059,000        4,540     Belgacom SA                               166,300        5,212
City Developments Ltd.                  1,373,000        4,622     China Mobile Ltd.                         305,500        2,661
Daito Trust Construction Co. Ltd.         197,000        6,641     Vodafone Group plc                      5,147,430        8,974
Intesa Sanpaolo S.p.A.                  2,403,600        6,611                                                          ---------
Mapfre SA                               2,408,942        5,275                                                             16,847
Nordea Bank AB(2)                         672,449        3,166                                                          ---------
Nordea Bank AB                          1,222,634        6,083     UTILITIES--5.1%
Oversea-Chinese Banking Corp. Ltd.      1,539,800        4,909     Centrica plc                            1,397,600        4,562
QBE Insurance Group Ltd.                  471,600        6,327     E.ON AG                                   344,400        9,552
Standard Chartered plc                    521,400        6,474                                                          ---------
Swire Pacific Ltd. Class B              6,175,000        7,945                                                             14,114
Zurich Financial Services AG                                       --------------------------------------------------------------
  Registered Shares                        59,500        9,404     TOTAL COMMON STOCKS
                                                     ---------     (IDENTIFIED COST $330,822)                             261,095
                                                        71,997     --------------------------------------------------------------
                                                     ---------     TOTAL LONG TERM INVESTMENTS--97.3%
HEALTH CARE--8.0%                                                  (IDENTIFIED COST $346,383)                             271,947
AstraZeneca plc                           205,400        7,275     --------------------------------------------------------------

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

SHORT-TERM INVESTMENTS--2.2%

                                        PAR VALUE      VALUE
                                       ----------    ---------
COMMERCIAL PAPER--2.2%
ConocoPhillips 0.220%, 4/6/09          $    3,000    $   3,000
General Dynamics Corp. 0.180%,
  4/1/09                                    3,290        3,290
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,290)                                 6,290
--------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $352,673)                             278,237(1)

Other assets and liabilities,
  net--0.5%                                              1,513
                                                     ---------
NET ASSETS--100.0%                                   $ 279,750
                                                     =========

ABBREVIATION LEGEND:
ADR  American Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/09*
As a % of total investments.
--------------------------------------------------------------
United Kingdom                                              18%
Japan                                                       14
United States                                                9
Germany                                                      8
Switzerland                                                  8
Italy                                                        6
Sweden                                                       6
Other                                                       31
--------------------------------------------------------------
Total                                                      100%
--------------------------------------------------------------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
DOMESTIC COMMON STOCKS--97.1%                                      REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
                                                                   Home Properties, Inc.                      18,782    $     576
REAL ESTATE INVESTMENT TRUSTS--97.1%                               UDR,  Inc.                                130,089        1,120
                                                                                                                        ---------
DIVERSIFIED--5.0%                                                                                                           8,981
Vornado Realty Trust                       91,866    $   3,054                                                          ---------
                                                     ---------     RETAIL--21.0%
HEALTH CARE--17.5%
HCP, Inc.                                 156,976        2,802     FREE STANDING--2.0%
Health Care REIT, Inc.                    107,964        3,303     National Retail Properties, Inc.           79,275        1,256
Nationwide Health Properties, Inc.         72,025        1,598                                                          ---------
Ventas, Inc.                              136,838        3,094     REGIONAL MALLS--9.2%
                                                     ---------     Macerich Co. (The)                        121,490          761
                                                        10,797     Simon Property Group, Inc.                133,924        4,639
                                                     ---------     Taubman Centers, Inc.                      15,378          262
INDUSTRIAL/OFFICE--18.1%                                                                                                ---------
                                                                                                                            5,662
INDUSTRIAL--3.6%                                                                                                        ---------
AMB Property Corp.                         67,883          978     SHOPPING CENTERS--9.8%
Eastgroup Properties, Inc.                 11,724          329     Developers Diversified Realty Corp.        28,931           61
Prologis                                  142,193          924     Federal Realty Investment Trust            49,644        2,284
                                                     ---------     Kimco Realty Corp.                        109,745          836
                                                         2,231     Regency Centers Corp.                      26,270          698
                                                     ---------     Tanger Factory Outlet Centers, Inc.        69,603        2,148
MIXED--1.6%                                                                                                             ---------
Liberty Property Trust                     51,049          967                                                              6,027
                                                     ---------                                                          ---------
OFFICE--12.9%                                                                                                              12,945
Alexandria Real Estate Equities, Inc.      62,968        2,292                                                          ---------
BioMed Realty Trust, Inc.                  19,712          133     SELF STORAGE--7.7%
Boston Properties, Inc.                    63,004        2,207     Extra Space Storage, Inc.                 145,675          803
Corporate Office Properties Trust          90,289        2,242     Public Storage, Inc.                       71,487        3,949
Douglas Emmett, Inc.                       54,669          404                                                          ---------
Mack-Cali Realty Corp.                     16,106          319                                                              4,752
SL Green Realty Corp.                      36,414          393                                                          ---------
                                                     ---------     SPECIALTY--11.1%
                                                         7,990     Digital Realty Trust, Inc.                114,183        3,788
                                                     ---------     Entertainment Properties Trust             65,080        1,026
                                                        11,188     Plum Creek Timber Co., Inc.                70,342        2,045
                                                     ---------                                                          ---------
LODGING/RESORTS--2.1%                                                                                                       6,859
DiamondRock Hospitality Co.                48,722          195     --------------------------------------------------------------
Host Hotels & Resorts, Inc.               287,868        1,129     TOTAL DOMESTIC COMMON STOCKS
                                                     ---------     (IDENTIFIED COST $84,342)                               59,900
                                                         1,324     --------------------------------------------------------------
                                                     ---------     TOTAL LONG TERM INVESTMENTS--97.1%
RESIDENTIAL--14.6%                                                 (IDENTIFIED COST $84,342)                               59,900
                                                                   --------------------------------------------------------------
APARTMENTS--14.6%                                                  SHORT TERM INVESTMENTS--1.8%
American Campus Communities, Inc.          29,153          506
AvalonBay Communities, Inc.                40,553        1,909     MONEY MARKET MUTUAL FUNDS--1.8%
BRE Properties, Inc.                       37,395          734     State Street Institutional Liquid
Equity Residential                        149,339        2,740       Reserves Fund (seven-day effective
Essex Property Trust, Inc.                 24,346        1,396       yield 0.577%)                         1,089,000        1,089

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

TOTAL SHORT TERM INVESTMENTS
(IDENTIFIED COST $1,088)                                 1,089
--------------------------------------------------------------

Total Investments--98.9%
(IDENTIFIED COST $85,430)                               60,989(a)

Other assets and liabilities, net--1.1%                    681
                                                     ---------
NET ASSETS--100.0%                                   $  61,670
                                                     =========

ABBREVIATION LEGEND:
REIT Real Estate Investment Trust

FOOTNOTE LEGEND
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.

           PHOENIX DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                       VALUE
                                         SHARES        (000)
                                       ----------    ---------
EXCHANGE TRADED FUNDS--99.5%

iShares MSCI EAFE(R) Index Fund            59,955    $   2,254
iShares S&P GSCI Commodity Index
  Trust(2)                                 31,470          792
SPDR S&P International Small Cap Fund      49,065          788
Vanguard Emerging Markets Fund             28,980          684
Vanguard Large-Cap Fund                   138,350        4,983
Vanguard REIT Fund                         34,360          834
Vanguard Small-Cap Fund                    57,150        2,106
Vanguard Small-Cap Value Fund               7,210          251
Vanguard Value Fund                        15,650          530
--------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $21,875)                               13,222
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $21,875)                               13,222
--------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.8%

MONEY MARKET MUTUAL FUNDS--3.8%
State Street Institutional Liquid
  Reserves Fund
  (seven-day effective yield 0.577%)      503,881          504
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $504)                                     504
--------------------------------------------------------------

TOTAL INVESTMENTS--103.3%
(IDENTIFIED COST $22,378)                               13,727(1)

Other assets and liabilities, net--(3.3)%                 (432)
                                                     ---------
NET ASSETS--100.0%                                   $  13,295
                                                     =========

ABBEVIATION LEGEND:
REIT Real Estate Investment Trust
SPDR S&P Depositary Receipt.

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                PHOENIX DYNAMIC ASSET ALLOCATION SERIES: GROWTH
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                       VALUE
                                         SHARES        (000)
                                       ----------    ---------
EXCHANGE TRADED FUNDS--99.6%

iShares Lehman Treasury Inflation
  Protected Securities                      7,240    $     744
iShares MSCI EAFE(R) Index Fund            92,290        3,469
iShares S&P GSCI Commodity Index
  Trust(2)                                 49,250        1,240
SPDR S&P International Small Cap Fund      78,320        1,259
Vanguard Emerging Markets Fund             44,810        1,058
Vanguard Intermediate-Term Bond Fund       22,100        1,693
Vanguard Large-Cap Fund                   237,000        8,537
Vanguard REIT Fund                         53,170        1,291
Vanguard Short-Term Bond Fund              15,570        1,227
Vanguard Small-Cap Fund                    67,750        2,497
Vanguard Small-Cap Value Fund              21,650          753
Vanguard Value Fund                        36,680        1,242
--------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $37,489)                               25,010
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $37,489)                               25,010
--------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.7%

MONEY MARKET MUTUAL FUNDS--0.7%
State Street Institutional Liquid
  Reserves Fund (seven-day effective
  yield 0.577%)                           171,192          171
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $171)                                     171
--------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $37,661)                               25,180(1)

Other assets and liabilities, net--(0.3)%                  (76)
                                                     ---------
NET ASSETS--100.0%                                   $  25,104
                                                     =========

ABBREVIATION LEGEND:
REIT Real Estate Investment Trust
SPDR S&P Depositary Receipt.

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

               PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                       VALUE
                                         SHARES        (000)
                                       ----------    ---------
EXCHANGE TRADED FUNDS--97.4%

iShares Lehman Treasury Inflation
  Protected Securities                     22,150    $   2,276
iShares MSCI EAFE(R) Index Fund            64,720        2,433
iShares S&P GSCI Commodity Index
  Trust(2)                                 27,210          685
SPDR S&P International Small Cap Fund      45,530          732
Vanguard Intermediate-Term Bond Fund       34,700        2,659
Vanguard Large-Cap Fund                   131,140        4,724
Vanguard Long-Term Bond Fund               30,007        2,227
Vanguard REIT Fund                         30,340          737
Vanguard Short-Term Bond Fund              42,890        3,380
Vanguard Small-Cap Fund                    37,860        1,395
Vanguard Small-Cap Value Fund               7,140          248
Vanguard Value Fund                        27,110          918
--------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $23,765)                               22,414
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $23,765)                               22,414
--------------------------------------------------------------

TOTAL INVESTMENTS--97.4%
(IDENTIFIED COST $23,765)                               22,413(1)

Other assets and liabilities,
  net--2.6%                                                593
                                                     ---------
NET ASSETS--100.0%                                   $  23,006
                                                     =========

ABBREVIATION LEGEND:
REIT Real Estate Investment Trust
SPDR S&P Depositary Receipt.

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

            PHOENIX DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                       VALUE
                                         SHARES        (000)
                                       ----------    ---------
EXCHANGE TRADED FUNDS--99.7%

  iShares Lehman Treasury Inflation
    Protected Securities                   11,975    $   1,230
  iShares MSCI EAFE(R) Index Fund          59,410        2,233
  iShares S&P GSCI Commodity Index
    Trust (2)                              31,850          802
  SPDR S&P International Small Cap
    Fund                                   50,150          806
  Vanguard Emerging Markets Fund           25,850          610
  Vanguard Intermediate-Term Bond
    Fund                                   24,410        1,870
  Vanguard Large-Cap Fund                 154,360        5,560
  Vanguard Long-Term Bond Fund             14,103        1,047
  Vanguard REIT Fund                       33,510          814
  Vanguard Short-Term Bond Fund            26,100        2,057
  Vanguard Small-Cap Fund                  43,400        1,599
  Vanguard Small-Cap Value Fund            17,040          592
  Vanguard Value Fund                      28,560          967
--------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $26,396)                               20,187
 -------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $26,396)                               20,187
--------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.2%

MONEY MARKET MUTUAL FUNDS--1.2%
State Street Institutional Liquid
  Reserves Fund (seven-day effective
  yield 0.577%)                           244,814          245
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $245)                                     245
--------------------------------------------------------------

TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $26,641)                               20,432(1)

Other assets and liabilities,
  net--(0.9)%                                             (181)
                                                     ---------
NET ASSETS--100.0%                                   $  20,251
                                                     =========

ABBREVIATION LEGEND:
REIT Real Estate Investment Trust
SPDR S&P Depositary Receipt.

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)


                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
COMMON STOCKS--96.4%                                               FINANCIALS--(CONTINUED)
                                                                   JPMorgan Chase & Co.                       34,900    $     928
CONSUMER DISCRETIONARY--18.0%                                      MetLife, Inc.                              16,500          376
Comcast Corp. Class A                     125,250    $   1,708     PNC Financial Services Group, Inc.
Home Depot, Inc. (The)                     16,400          386       (The)                                    10,900          319
Liberty Media Corp. -                                              Torchmark Corp.                             9,200          241
  Entertainment(2)                         26,880          536     Travelers Cos., Inc. (The)                 20,100          817
Liberty Media Corp. - Interactive                                  U.S. Bancorp                               14,100          206
  Class A(2)                               39,975          116     Wells Fargo & Co.                          28,900          411
Lowe's Cos., Inc.                          18,500          338                                                          ---------
Macy's, Inc.                               28,100          250                                                              7,806
News Corp. Class B                         64,100          494                                                          ---------
Penney (J.C.) Co., Inc.                    13,000          261     HEALTH CARE--16.8%
Target Corp.                                4,400          151     Abbott Laboratories                         6,700          319
Time Warner Cable, Inc.                    12,986          322     Boston Scientific Corp.(2)                 58,600          466
Time Warner, Inc.                          51,733          999     Bristol-Myers Squibb Co.                   50,300        1,102
Viacom, Inc. Class B(2)                    87,500        1,521     Cardinal Health, Inc.                      25,000          787
                                                     ---------     GlaxoSmithKline plc Sponsored ADR           5,600          174
                                                         7,082     Lilly (Eli) & Co.                          15,200          508
                                                     ---------     Pfizer, Inc.                               58,200          793
CONSUMER STAPLES--16.1%                                            Roche Holding AG Sponsored ADR              8,100          279
Altria Group, Inc.                         20,400          327     Schering-Plough Corp.                      46,400        1,093
Cadbury plc ADR                            35,036        1,062     UnitedHealth Group, Inc.                    9,700          203
Coca-Cola Co. (The)                        17,600          773     WellPoint, Inc.(2)                          6,000          228
CVS Caremark Corp.                         17,200          473     Wyeth                                      16,000          688
Dr Pepper Snapple Group, Inc.(2)           16,152          273                                                          ---------
Kimberly-Clark Corp.                        2,800          129                                                              6,640
Kraft Foods, Inc. Class A                  37,824          843                                                          ---------
Philip Morris International, Inc.          10,500          374     INDUSTRIALS--1.5%
Sara Lee Corp.                             25,900          209     Emerson Electric Co.                        6,600          189
Unilever N.V. - NY Registered Shares       38,500          755     General Electric Co.                       38,600          390
Wal-Mart Stores, Inc.                      21,400        1,115                                                          ---------
                                                     ---------                                                                579
                                                         6,333                                                          ---------
                                                     ---------     INFORMATION TECHNOLOGY--12.2%
ENERGY--2.7%                                                       Cisco Systems, Inc.(2)                     28,800          483
BP plc Sponsored ADR                        4,600          185     Cognex Corp.                                6,600           88
ConocoPhillips                              4,600          180     Computer Sciences Corp.(2)                  3,200          118
Halliburton Co.                            26,200          405     Dell, Inc.(2)                              71,463          677
Total SA Sponsored ADR                      6,400          314     eBay, Inc.(2)                              70,600          887
                                                     ---------     Hewlett-Packard Co.                        12,500          401
                                                         1,084     Intel Corp.                                32,700          492
                                                     ---------     International Business Machines Corp.       6,400          620
FINANCIALS--19.8%                                                  KLA-Tencor Corp.                           14,000          280
AFLAC, Inc.                                 4,900           95     Microsoft Corp.                            14,600          268
Bank of America Corp.                      61,902          422     Telefonaktiebolaget LM Ericsson
Bank of New York Mellon Corp. (The)        47,245        1,335       Sponsored ADR(2)                         26,700          216
Barclays plc Sponsored ADR                  3,300           28     Western Union Co. (The)                     8,000          101
Berkshire Hathaway, Inc. Class B(2)           110          310
Chubb Corp. (The)                          49,500        2,095
Goldman Sachs Group, Inc. (The)             2,100          223

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE
                                       ----------    ---------
INFORMATION TECHNOLOGY--(CONTINUED)
Yahoo!, Inc.(2)                            14,900    $     191
                                                     ---------
                                                         4,822
                                                     ---------

MATERIALS--4.7%
Alcoa, Inc.                                53,600          393
Du Pont (E.I.) de Nemours & Co.            22,099          494
International Paper Co.                   134,398          946
                                                     ---------
                                                         1,833
                                                     ---------

TELECOMMUNICATION SERVICES--4.6%
AT&T, Inc.                                 27,100          683
Verizon Communications, Inc.               37,000        1,117
                                                     ---------
                                                         1,800
--------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $56,031)                               37,979
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.4%
(IDENTIFIED COST $56,031)                               37,979
--------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.6%

MONEY MARKET MUTUAL FUNDS--3.6%
State Street Institutional Liquid
  Reserves Fund
  (seven-day effective yield 0.577%)    1,433,389        1,433
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,433)                                 1,433
--------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $57,464)                               39,412(1)

Other assets and liabilities, net--0.0%                     13
                                                     ---------
NET ASSETS--100.0%                                   $  39,425
                                                     =========

ABBREVIATION LEGEND:
ADR  American Depositary Receipt
DR   Depository Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/09*
As a % of total investments.
--------------------------------------------------------------
United States                                               93%
United Kingdom                                               4
France                                                       1
Sweden                                                       1
Switzerland                                                  1
--------------------------------------------------------------
Total                                                      100%
--------------------------------------------------------------

* FOREIGN SECURITY COUNTRY DETERMINATION:

A combination of the following criteria is used to assign the countries of risk listed in the table shown above. Country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
COMMON STOCKS--99.1%                                               CONSUMER DISCRETIONARY--(CONTINUED)
CONSUMER DISCRETIONARY--8.9%                                       Macy's, Inc.                                3,422    $      30
Abercrombie & Fitch Co.                       708    $      17     Marriott International, Inc.                2,386           39
Amazon.com, Inc.(2)                         2,476          182     Mattel, Inc.                                2,916           34
Apollo Group, Inc.(2)                         867           68     McDonald's Corp.                            8,458          462
AutoNation, Inc.(2)                           878           12     McGraw-Hill Cos., Inc. (The)                2,559           59
AutoZone, Inc.(2)                             311           51     Meredith Corp.                                294            5
Bed Bath & Beyond, Inc.(2)                  2,113           52     New York Times Co. (The)                      948            4
Best Buy Co., Inc.                          2,418           92     Newell Rubbermaid, Inc.                     2,255           14
Big Lots, Inc.(2)                             668           14     News Corp.                                 17,308          115
Black & Decker Corp. (The)                    489           15     NIKE, Inc. Class B                          2,980          140
Block (H&R), Inc.                           2,758           50     Nordstrom, Inc.                             1,297           22
Carnival Corp.                              3,100           67     O'Reilly Automotive, Inc.(2)                1,029           36
CBS Corp.                                   5,532           21     Office Depot, Inc.(2)                       2,236            3
Centex Corp.                                1,011            8     Omnicom Group, Inc.                         2,529           59
Coach, Inc.(2)                              2,660           44     Penney (J.C.) Co., Inc.                     1,808           36
Comcast Corp. Class A                      21,709          296     Polo Ralph Lauren Corp.                       458           19
Darden Restaurants, Inc.                    1,129           39     Pulte Homes, Inc.                           1,739           19
DIRECTV Group, Inc. (The)(2)                3,951           90     RadioShack Corp.                            1,018            9
Eastman Kodak Co.                           2,184            8     Scripps Networks Interactive, Inc.            733           17
Expedia, Inc.(2)                            1,704           15     Sears Holdings Corp.(2)                       453           21
Family Dollar Stores, Inc.                  1,137           38     Sherwin-Williams Co. (The)                    799           42
Ford Motor Co.(2)                          19,435           51     Snap-On, Inc.                                 467           12
Fortune Brands, Inc.                        1,220           30     Stanley Works (The)                           641           19
GameStop Corp. Class A(2)                   1,332           37     Staples, Inc.                               5,162           93
Gannett Co., Inc.                           1,856            4     Starbucks Corp.(2)                          5,146           57
Gap, Inc. (The)                             3,794           49     Starwood Hotels & Resorts Worldwide,
General Motors Corp.                        4,967           10       Inc                                       1,489           19
Genuine Parts Co.                           1,297           39     Target Corp.                                5,824          200
Goodyear Tire & Rubber Co. (The)(2)         1,963           12     Tiffany & Co.                               1,002           22
Harley-Davidson, Inc.                       1,894           25     Time Warner Cable, Inc.                     5,027          125
Harman International Industries,                                   Time Warner, Inc.                           8,955          173
  Inc.                                        476            6     TJX Cos., Inc. (The)                        2,976           76
Hasbro, Inc.                                1,008           25     VF Corp.                                      716           41
Home Depot, Inc. (The)                     12,754          300     Viacom, Inc. Class B(2)                     4,369           76
Horton (D.R.), Inc.                         2,241           22     Walt Disney Co. (The)                      13,909          253
International Game Technology               2,398           22     Washington Post Co. (The)                      49           17
Interpublic Group of Cos., Inc.                                    Whirlpool Corp.                               598           18
  (The)(2)                                  3,877           16     Wyndham Worldwide Corp.                     1,443            6
Johnson Controls, Inc.                      4,834           58     Wynn Resorts Ltd.(2)                          501           10
KB Home                                       612            8     Yum! Brands, Inc.                           3,358           92
Kohl's Corp.(2)                             2,202           93                                                          ---------
Leggett & Platt, Inc.                       1,271           17                                                              4,733
Lennar Corp.                                1,150            9                                                          ---------
Limited Brands, Inc.                        2,201           19     CONSUMER STAPLES--12.6%
Lowe's Cos., Inc.                          11,398          208     Altria Group, Inc.                         15,480          248
                                                                   Archer-Daniels-Midland Co.                  4,887          136

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
CONSUMER STAPLES--(CONTINUED)                                      ENERGY--(CONTINUED)
Avon Products, Inc.                         2,967    $      57     Baker Hughes, Inc.                          2,187    $      62
Brown-Forman Corp.                            798           31     BJ Services Co.                             2,375           24
Campbell Soup Co.                           1,674           46     Cabot Oil & Gas Corp.                         841           20
Clorox Co. (The)                            1,129           58     Cameron International Corp.(2)              1,786           39
Coca-Cola Co. (The)                        15,136          665     Chesapeake Energy Corp.                     4,400           75
Coca-Cola Enterprises, Inc.                 2,580           34     Chevron Corp.                              15,208        1,023
Colgate-Palmolive Co.                       3,789          224     ConocoPhillips                             11,299          442
ConAgra Foods, Inc.                         3,637           61     Consol Energy, Inc.                         1,474           37
Constellation Brands, Inc.(2)               1,584           19     Devon Energy Corp.                          3,435          154
Costco Wholesale Corp.                      3,322          154     Diamond Offshore Drilling, Inc.               549           35
CVS Caremark Corp.                         10,908          300     El Paso Corp.                               5,705           36
Dean Foods Co.(2)                           1,252           23     ENSCO International, Inc.                   1,154           30
Dr Pepper Snapple Group, Inc.(2)            2,064           35     EOG Resources, Inc.                         1,817          100
Estee Lauder Cos., Inc. (The)                 943           23     Exxon Mobil Corp.                          37,606        2,561
General Mills, Inc.                         2,573          128     Halliburton Co.                             6,765          105
Heinz (H.J.) Co.                            2,265           75     Hess Corp.                                  2,150          117
Hershey Co. (The)                           1,349           47     Marathon Oil Corp.                          5,371          141
Hormel Foods Corp.                            550           17     Massey Energy Co.                             693            7
Kellogg Co.                                 1,810           66     Murphy Oil Corp.                            1,349           60
Kimberly-Clark Corp.                        3,193          147     Nabors Industries Ltd.(2)                   2,315           23
Kraft Foods, Inc. Class A                  11,053          246     National Oilwell Varco, Inc.(2)             3,009           86
Kroger Co. (The)                            4,773          101     Noble Energy, Inc.                          1,221           66
Lorillard, Inc.                             1,206           74     Occidental Petroleum Corp.                  6,115          340
McCormick & Co., Inc.                       1,058           31     Peabody Energy Corp.                        2,169           54
Molson Coors Brewing Co.                    1,211           42     Pioneer Natural Resources Co.                 957           16
Pepsi Bottling Group, Inc. (The)            1,099           24     Range Resources Corp.                       1,264           52
PepsiCo, Inc.                              11,813          608     Rowan Cos., Inc.                              919           11
Philip Morris International, Inc.          15,368          547     Schlumberger Ltd.                           9,042          367
Procter & Gamble Co. (The)                 22,238        1,047     Smith International, Inc.                   1,781           38
Reynolds American, Inc.                     1,375           49     Southwestern Energy Co.(2)                  2,467           73
Safeway, Inc.                               3,011           61     Spectra Energy Corp.                        4,971           70
Sara Lee Corp.                              5,751           47     Sunoco, Inc.                                  951           25
Smucker (J.M.) Co. (The)                      964           36     Tesoro Corp.                                1,126           15
SUPERVALU, Inc.                             1,723           25     Valero Energy Corp.                         3,687           66
SYSCO Corp.                                 4,366          100     Williams Cos., Inc. (The)                   4,708           54
Tyson Foods, Inc.                           2,458           23     XTO Energy, Inc.                            4,493          138
Wal-Mart Stores, Inc.                      17,046          888                                                          ---------
Walgreen Co.                                7,315          190                                                              6,864
Whole Foods Market, Inc.                    1,142           19                                                          ---------
                                                     ---------     FINANCIALS--10.7%
                                                         6,752     AFLAC, Inc.                                 3,289           64
                                                     ---------     Allstate Corp. (The)                        3,811           73
ENERGY--12.9%                                                      American Express Co.                        8,929          122
Anadarko Petroleum Corp.                    3,489          136     American International Group, Inc.         21,876           22
Apache Corp.                                2,596          166     Ameriprise Financial, Inc.                  1,762           36

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
FINANCIALS--(CONTINUED)                                            FINANCIALS--(CONTINUED)
AON Corp.                                   1,944    $      79     Marshall & Ilsley Corp.                     2,118    $      12
Apartment Investment & Management                                  MBIA, Inc.(2)                               1,533            7
  Co.                                         946            5     MetLife, Inc.                               6,156          140
Assurant, Inc.                                957           21     Moody's Corp.                               1,580           36
AvalonBay Communities, Inc.                   646           30     Morgan Stanley                              8,209          187
Bank of America Corp.                      47,992          327     Nasdaq OMX Group, Inc. (The)(2)             1,108           22
Bank of New York Mellon Corp. (The)         8,548          241     Northern Trust Corp.                        1,625           97
BB&T Corp.                                  3,933           67     NYSE Euronext, Inc.                         2,156           39
Boston Properties, Inc.                       983           34     People's United Financial, Inc.             2,829           51
Capital One Financial Corp.                 3,186           39     Plum Creek Timber Co., Inc.                 1,357           39
CB Richard Ellis Group, Inc.(2)             1,814            7     PNC Financial Services Group, Inc.
Charles Schwab Corp. (The)                  6,792          105       (The)                                     3,094           91
Chubb Corp. (The)                           2,685          114     Principal Financial Group, Inc.             2,110           17
Cincinnati Financial Corp.                  1,321           30     Progressive Corp. (The)(2)                  4,765           64
CIT Group, Inc.                             2,323            7     ProLogis                                    2,161           14
Citigroup, Inc.                            43,073          109     Prudential Financial, Inc.                  3,450           66
CME Group, Inc.                               545          134     Public Storage                              1,020           56
Comerica, Inc.                              1,224           22     Regions Financial Corp.                     5,630           24
Discover Financial Services                 3,904           25     Simon Property Group, Inc.                  1,880           65
E*TRADE Financial Corp.(2)                  4,578            6     SLM Corp.(2)                                3,802           19
Equity Residential                          2,213           41     State Street Corp.                          3,109           96
Federated Investors, Inc.                     721           16     SunTrust Banks, Inc.                        2,881           34
Fifth Third Bancorp                         4,698           14     T. Rowe Price Group, Inc.                   2,102           61
First Horizon National Corp.                1,713           18     Torchmark Corp.                               692           18
Franklin Resources, Inc.                    1,231           66     Travelers Cos., Inc. (The)                  4,522          184
Genworth Financial, Inc.                    3,524            7     U.S. Bancorp                               13,642          199
Goldman Sachs Group, Inc. (The)             3,469          368     Unum Group                                  2,694           34
Hartford Financial Services Group,                                 Ventas, Inc.                                1,168           26
  Inc. (The)                                2,451           19     Vornado Realty Trust                        1,136           38
Health Care REIT, Inc.                        801           24     Wells Fargo & Co.                          31,921          455
Host Hotels & Resorts, Inc.                 4,251           17     XL Capital Ltd.                             2,691           15
HPC, Inc.                                   2,056           37     Zions Bancorp                                 938            9
Hudson City Bancorp, Inc.                   4,241           50                                                          ---------
Huntington Bancshares, Inc.                 2,978            5                                                              5,724
IntercontinentalExchange, Inc.(2)             588           44                                                          ---------
Invesco Ltd.                                3,132           43     HEALTH CARE--15.1%
Janus Capital Group, Inc.                   1,284            8     Abbott Laboratories                        11,796          563
JPMorgan Chase & Co.                       28,397          755     Aetna, Inc.                                 3,301           80
KeyCorp                                     4,027           32     Allergan, Inc.                              2,229          106
Kimco Realty Corp.                          1,863           14     AmerisourceBergen Corp.                     1,271           42
Legg Mason, Inc.                            1,155           18     Amgen, Inc.(2)                              7,780          385
Leucadia National Corp.(2)                  1,440           21     Bard (C.R.), Inc.                             807           64
Lincoln National Corp.                      2,082           14     Baxter International, Inc.                  4,666          239
Loews Corp.                                 2,530           56     Becton, Dickinson & Co.                     1,845          124
M&T Bank Corp.                                628           28     Biogen Idec, Inc.(2)                        2,201          115
Marsh & McLennan Cos., Inc.                 3,681           75     Boston Scientific Corp.(2)                 10,827           86

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                        SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
HEALTH CARE--(CONTINUED)                                           HEALTH CARE--(CONTINUED)
Bristol-Myers Squibb Co.                   14,913    $     327     Zimmer Holdings, Inc.(2)                    1,554    $      57
Cardinal Health, Inc.                       2,606           82                                                          ---------
Celgene Corp.(2)                            3,554          158                                                              8,035
Cephalon, Inc.(2)                             557           38                                                          ---------
CIGNA Corp.                                 2,236           39
Coventry Health Care, Inc.(2)               1,212           16     INDUSTRIALS--9.6%
Covidien Ltd.                               3,873          129     3M Co.                                      5,206          259
DaVita, Inc.(2)                               844           37     Avery Dennison Corp.                          865           19
DENTSPLY International, Inc.                1,212           33     Boeing Co. (The)                            5,381          191
Express Scripts, Inc.(2)                    1,799           83     Burlington Northern Santa Fe Corp.          2,136          128
Forest Laboratories, Inc.(2)                2,452           54     Caterpillar, Inc.                           4,562          128
Genzyme Corp.(2)                            2,062          122     Cintas Corp.                                1,069           26
Gilead Sciences, Inc.(2)                    6,951          322     Cooper Industries Ltd.                      1,410           36
Hospira, Inc.(2)                            1,298           40     CSX Corp.                                   2,821           73
Humana, Inc.(2)                             1,373           36     Cummins, Inc.                               1,638           42
IMS Health, Inc.                            1,480           18     Danaher Corp.                               1,867          101
Intuitive Surgical, Inc.(2)                   318           30     Deere & Co.                                 3,091          102
Johnson & Johnson                          20,993        1,104     Donnelley (R.R.) & Sons Co.                 1,668           12
King Pharmaceuticals, Inc.(2)               2,005           14     Dover Corp.                                 1,513           40
Laboratory Corp of America                                         Dun & Bradstreet Corp.                        439           34
  Holdings(2)                                 879           51     Eaton Corp.                                 1,342           49
Life Technologies Corp.(2)                  1,404           46     Emerson Electric Co.                        5,568          159
Lilly (Eli) & Co.                           7,503          251     Equifax, Inc.                               1,028           25
McKesson Corp.                              1,999           70     Expeditors International of
Medco Health Solutions, Inc.(2)             3,613          149       Washington, Inc.                          1,725           49
Medtronic, Inc.                             8,401          248     Fastenal Co.                                1,051           34
Merck & Co., Inc.                          16,009          428     FedEx Corp.                                 2,345          104
Millipore Corp.(2)                            449           26     Flowserve Corp.                               460           26
Mylan, Inc.(2)                              2,479           33     Fluor Corp.                                 1,477           51
Patterson Cos., Inc.(2)                       742           14     General Dynamics Corp.                      3,011          125
PerkinElmer, Inc.                             961           12     General Electric Co.(4)                    79,995          809
Pfizer, Inc.                               51,310          699     Goodrich Corp.                              1,002           38
Quest Diagnostics, Inc.                     1,148           55     Grainger (W.W.), Inc.                         526           37
Schering-Plough Corp.                      12,188          287     Honeywell International, Inc.               5,623          157
St. Jude Medical, Inc.(2)                   2,494           91     Illinois Tool Works, Inc.                   2,850           88
Stryker Corp.                               1,653           56     Ingersoll-Rand Co., Ltd.                    2,594           36
Tenet Healthcare Corp.(2)                   3,377            4     Iron Mountain, Inc.(2)                      1,462           32
Thermo Fisher Scientific, Inc.(2)           3,183          114     ITT Corp.                                   1,477           57
UnitedHealth Group, Inc.                    9,453          198     Jacobs Engineering Group, Inc.(2)           1,000           39
Varian Medical Systems, Inc.(2)             1,011           31     L-3 Communications Holdings, Inc.             825           56
Waters Corp.(2)                               800           30     Lockheed Martin Corp.                       2,588          179
Watson Pharmaceuticals, Inc.(2)               851           26     Manitowoc Co., Inc. (The)                   1,061            3
WellPoint, Inc.(2)                          3,657          139     Masco Corp.                                 2,928           20
Wyeth                                      10,094          434     Monster Worldwide, Inc.(2)                  1,002            8
                                                                   Norfolk Southern Corp.                      2,680           90
                                                                   Northrop Grumman Corp.                      2,375          104
                                                                   PACCAR, Inc.                                2,581           66

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
INDUSTRIALS--(CONTINUED)                                           INFORMATION TECHNOLOGY--(CONTINUED)
Pall Corp.                                    961    $      20     Dell, Inc.(2)                              13,068    $     124
Parker Hannifin Corp.                       1,311           45     eBay, Inc.(2)                               7,778           98
Pitney Bowes, Inc.                          1,677           39     Electronic Arts, Inc.(2)                    2,611           48
Precision Castparts Corp.                   1,134           68     EMC Corp.(2)                               14,891          170
Raytheon Co.                                2,908          113     Fidelity National Information
Republic Services, Inc.                     2,612           45       Services, Inc.                            1,546           28
Robert Half International, Inc.             1,262           23     Fiserv, Inc.(2)                             1,041           38
Robinson (C.H.) Worldwide, Inc.             1,377           63     FLIR Systems, Inc.(2)                       1,129           23
Rockwell Automation, Inc.                   1,151           25     Google, Inc.(2)                             1,820          633
Rockwell Collins, Inc.                      1,288           42     Harris Corp.                                1,095           32
Ryder System, Inc.                            452           13     Hewlett-Packard Co.                        18,099          580
Southwest Airlines Co.                      6,018           38     Intel Corp.                                42,268          636
Stericycle, Inc.(2)                           696           33     International Business Machines
Textron, Inc.                               1,962           11       Corp.                                    10,248          993
Union Pacific Corp.                         3,913          161     Intuit, Inc.(2)                             2,250           61
United Parcel Service, Inc.                 7,510          370     Jabil Circuit, Inc.                         1,714           10
United Technologies Corp.                   7,169          308     JDS Uniphase Corp.(2)                       1,789            6
Waste Management, Inc.                      3,694           95     Juniper Networks, Inc.(2)                   3,645           55
                                                     ---------     KLA-Tencor Corp.                            1,374           27
                                                         5,144     Lexmark International, Inc.(2)                638           11
                                                     ---------     Linear Technology Corp.                     1,804           41
                                                                   LSI Corp.(2)                                5,248           16
INFORMATION TECHNOLOGY--17.8%                                      MasterCard, Inc.                              589           99
Adobe Systems, Inc.(2)                      3,780           81     McAfee, Inc.(2)                             1,243           42
Advanced Micro Devices, Inc.(2)             4,950           15     MEMC Electronic Materials, Inc.(2)          1,826           30
Affiliated Computer Services,                                      Microchip Technology, Inc.                  1,480           31
  Inc.(2)                                     794           38     Micron Technology, Inc.(2)                  6,214           25
Agilent Technologies, Inc.(2)               2,848           44     Microsoft Corp.                            58,365        1,072
Akamai Technologies, Inc.(2)                1,376           27     Molex, Inc.                                   684            9
Altera Corp.                                2,419           42     Motorola, Inc.                             16,075           68
Amphenol Corp.                              1,430           41     National Semiconductor Corp.                1,587           16
Analog Devices, Inc.                        2,369           46     NetApp, Inc.(2)                             2,686           40
Apple, Inc.(2)                              6,764          711     Novell, Inc.(2)                             2,809           12
Applied Materials, Inc.                     9,762          105     Novellus Systems, Inc.(2)                     795           13
Autodesk, Inc.(2)                           1,841           31     NVIDIA Corp.(2)                             4,369           43
Automatic Data Processing, Inc.             3,869          136     Oracle Corp.                               28,947          523
BMC Software, Inc.(2)                       1,526           50     Paychex, Inc.                               2,612           67
Broadcom Corp.(2)                           2,982           60     QLogic Corp.(2)                             1,041           12
CA, Inc.                                    3,205           56     QUALCOMM, Inc.                             12,555          489
Ciena Corp.(2)                                735            6     Salesforce.com, Inc.(2)                       854           28
Cisco Systems, Inc.(2)                     44,571          747     SanDisk Corp.(2)                            1,839           23
Citrix Systems, Inc.(2)                     1,478           33     Sun Microsystems, Inc.(2)                   6,009           44
Cognizant Technology Solutions                                     Symantec Corp.(2)                           6,054           90
  Corp.(2)                                  2,369           49     Tellabs, Inc.(2)                            3,238           15
Computer Sciences Corp.(2)                  1,232           45     Teradata Corp.(2)                           1,432           23
Compuware Corp.(2)                          2,005           13     Teradyne, Inc.(2)                           1,377            6
Convergys Corp.(2)                            993            8
Corning, Inc.                              11,809          157

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

($ reported in thousands)

                                         SHARES        VALUE                                                SHARES        VALUE
                                       ----------    ---------                                            ----------    ---------
INFORMATION TECHNOLOGY--(CONTINUED)                                TELECOMMUNICATION SERVICES--
Texas Instruments, Inc.                     9,412    $     155       (CONTINUED)
Total System Services, Inc.                 1,601           22     AT&T, Inc.                                 44,980    $   1,133
Tyco Electronics Ltd.                       3,723           41     CenturyTel, Inc.                              815           23
VeriSign, Inc.(2)                           1,579           30     Embarq Corp.                                1,156           44
Western Union Co. (The)                     4,991           63     Frontier Communications Corp.               2,533           18
Xerox Corp.                                 7,042           32     Qwest Communications International,
Xilinx, Inc.                                2,228           43       Inc.                                     11,918           41
Yahoo!, Inc.(2)                            10,586          136     Sprint Nextel Corp.(2)                     20,487           73
                                                     ---------     Verizon Communications, Inc.               21,610          653
                                                         9,513     Windstream Corp.                            3,575           29
                                                     ---------                                                          ---------
                                                                                                                            2,101
MATERIALS--3.3%                                                                                                         ---------
Air Products & Chemicals, Inc.              1,501           84
AK Steel Holding Corp.                        911            7     UTILITIES--4.3%
Alcoa, Inc.                                 6,511           48     AES Corp. (The)(2)                          5,473           32
Allegheny Technologies, Inc.                  783           17     Allegheny Energy, Inc.                      1,375           32
Ball Corp.                                    770           33     Ameren Corp.                                1,720           40
Bemis Co., Inc.                               811           17     American Electric Power Co., Inc.           2,911           74
CF Industries Holdings, Inc.                  294           21     CenterPoint Energy, Inc.                    2,800           29
Dow Chemical Co. (The)                      7,516           63     CMS Energy Corp.                            1,840           22
Du Pont (E.I.) de Nemours & Co.             6,956          155     Consolidated Edison, Inc.                   1,961           78
Eastman Chemical Co.                          590           16     Constellation Energy Group, Inc.            1,452           30
Ecolab, Inc.                                1,364           47     Dominion Resources, Inc.                    4,487          139
Freeport-McMoRan Copper & Gold, Inc.        3,072          117     DTE Energy Co.                              1,326           37
International Flavors & Fragrances,                                Duke Energy Corp.                           9,640          138
  Inc.                                        640           20     Dynegy, Inc. Class A(2)                     4,115            6
International Paper Co.                     3,478           24     Edison International                        2,307           66
MeadWestvaco Corp.                          1,390           17     Entergy Corp.                               1,378           94
Monsanto Co.                                4,137          344     EQT Corp.                                   1,065           33
Newmont Mining Corp.                        3,723          167     Exelon Corp.                                4,941          224
Nucor Corp.                                 2,263           86     FirstEnergy Corp.                           2,294           89
Owens-Illinois, Inc.(2)                     1,357           20     FPL Group, Inc.                             3,153          160
Pactiv Corp.(2)                             1,069           16     Integrys Energy Group, Inc.                   622           16
PPG Industries, Inc.                        1,336           49     Nicor, Inc.                                   368           12
Praxair, Inc.                               2,353          158     NiSource, Inc.                              2,231           22
Rohm & Haas Co.                               888           70     Northeast Utilities                         1,197           26
Sealed Air Corp.                            1,284           18     Pepco Holdings, Inc.                        1,759           22
Sigma-Aldrich Corp.                         1,020           39     PG&E Corp.                                  2,646          101
Titanium Metals Corp.                         692            4     Pinnacle West Capital Corp.                   820           22
United States Steel Corp.                     946           20     PPL Corp.                                   2,695           77
Vulcan Materials Co.                          896           40     Progress Energy, Inc.                       2,140           78
Weyerhaeuser Co.                            1,719           47     Public Service Enterprise Group,
                                                     ---------       Inc.                                      3,818          112
                                                         1,764     Questar Corp.                               1,411           42
                                                     ---------     SCANA Corp.                                   955           29
                                                                   Sempra Energy                               1,747           81
TELECOMMUNICATION SERVICES--3.9%                                   Southern Co. (The)                          6,016          184
American Tower Corp. Class A(2)             2,872           87     TECO Energy, Inc.                           1,731           19

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2009 (UNAUDITED)

(Amounts reported in thousands)

                                         SHARES        VALUE
                                       ----------    ---------

UTILITIES--(CONTINUED)
Wisconsin Energy Corp.                        951    $      39
Xcel Energy, Inc.                           3,653           68
                                                     ---------
                                                         2,273
--------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $66,870)                               52,903
--------------------------------------------------------------

RIGHTS--0.0%

Seagate Technology Tax Refund
  Rights(2)(3)                              7,900            0
--------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                         0
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $66,870)                               52,903
--------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.0%

MONEY MARKET MUTUAL FUNDS--1.0%
State Street Institutional Liquid
  Reserves Fund (seven-day effective
  yield 0.577%)                           507,834          508
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $508)                                     508
--------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $67,378)                               53,411(1)

Other Assets and Liabilities--(0.1)%                       (51)
                                                     ---------
NET ASSETS--100.0%                                   $  53,360
                                                     =========

At March 31, 2009, the Series had entered into futures contracts as follows (values reported in thousands):

                                                Value of       Market      Unrealized
                                   Number of    Contracts     Value of    Appreciation
                 Expiration Date   Contracts   When Opened   Contracts   (Depreciation)
                 ---------------   ---------   -----------   ---------   --------------
S&P 500 E-Mini        June 09          24          $954        $984           $30
                                                                              ===

ABBREVIATION LEGEND:
MBIA Municipal Bond Insurance Association
REIT Real Estate Investment Trust

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at March 31, 2009, see Note 3 Federal Income Tax Information in the Notes
     to Schedules of Investments.
(2)  Non-income producing.
(3)  Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the
     Trustees. At March 31, 2009, this security amounted to a value of $0 or 0.0% of net assets. For acquisition information, see
     Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(4)  All or a portion of the security is segregrated as collateral for futures contracts.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to market volatility, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

Money Market uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

- Level 1 - quoted prices in active markets for identical securities

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)(CONTINUED)

- Level 3 - prices determined using significant unobservable inputs (including the series' own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the series' net assets as of March 31, 2009.The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                                             Level 2 --    Level 3 --
                                                               Level 1 --   Significant   Significant
                                                                 Quoted      Observable   Unobservable
Series                                                           Prices        Inputs        Inputs        Total
------------------------------------------------------------------------------------------------------------------
INPUTS
Investments in Securities
(Market Value)
($ reported in thousands)
Capital Growth Series                                           $186,832      $     --        $   --      $186,832
Growth and Income Series                                          70,627            --            --        70,627
Mid-Cap Growth Series                                             36,336            --            --        36,336
Mid-Cap Value Series                                              79,413            --            --        79,413
Money Market Series                                                   --       205,764            --       205,764
Multi-Sector Fixed Income Series                                     306       181,292         2,317       183,915
Mutli-Sector Short Term Bond Series                                  565        26,728           564        27,857
Small-Cap Growth Series                                           20,825            --            34        20,859
Small-Cap Value Series                                            30,025            --            --        30,025
Strategic Allocation Series                                       91,196        58,407           290       149,893
Aberdeen International Series                                     39,334       238,903            --       278,237
Duff & Phelps Real Estate Securities Series                       60,989            --            --        60,989
Dynamic Asset Allocation Allocation Series: Aggressive Growth     13,727            --            --        13,727
Dynamic Asset Allocation Allocation Series: Growth                25,180            --            --        25,180
Dynamic Asset Allocation Allocation Series: Moderate              22,413            --            --        22,413
Dynamic Asset Allocation Allocation Series: Moderate Growth       20,432            --            --        20,432
Van Kampen Comstock Series                                        39,412            --            --        39,412
Van Kampen Equity 500 Series                                      53,411            --            --        53,411

Other Financial Instruments*
----------------------------

Multi-Sector Fixed Income Series                                $     --      $    (70)       $   --      $    (70)
Mutli-Sector Short Term Bond Series                                   --           (16)           --           (16)
Van Kampen Equity 500 Series                                          30            --            --            30

* Other financial instruments are forward currency contracts and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)(CONTINUED)

The following is a reconciliation of assets of the series for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                   Multi-Sector   Multi-Sector
Investments in Securities                              Fixed      Short Term     Small-Cap    Strategic
($ REPORTED IN THOUSANDS)                             Income         Bond          Growth    Allocation
-------------------------                             Series        Series         Series      Series
Balance as of December 31, 2008                       $2,108         $ 865           $30       $1,205
Accrued discounts/premiums                                45            34            --            1
Realized gain (loss)                                    (973)          (84)           --         (188)
Change in unrealized appreciation (depreciation)       1,163           146             4          323
Net purchases (sales)                                   (310)          (15)           --         (360)
Transfers in and/or out of Level 3(1)                    284          (382)           --         (691)
                                                      -----------------------------------------------
Balance as of March 31, 2009                          $2,317         $ 564           $34       $  290
                                                      -----------------------------------------------

(1) TRANSFERS IN OR OUT OF LEVEL 3 REPRESENTS THE ENDING VALUE AS OF MARCH 31, 2009, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

Level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker, and/or internally fair valued securities without active markets or market participants.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES
($ reported in thousands):

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each series' Schedule of Investments, where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At March 31, 2009, the Fund held the following illiquid and restricted securities

                                                          Market     % of
                              Acquisition   Acquisition   Value at   Net Assets
                              Date          Cost          3/31/09    at 3/31/09
                              -------------------------------------------------
SMALL-CAP GROWTH
  Concho Resources, Inc.         6/4/08         $42          $34        0.2%

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)(CONTINUED)

VAN KAMPEN EQUITY 500 INDEX
  Seagate Technology
   Tax Refund Rights           11/20/00           0            0        0.0%

Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION ($ reported in thousands)
At March 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                                 NET UNREALIZED
                                                       FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
                      SERIES                          TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                      ------                          --------   ------------   --------------   --------------
Capital Growth Series                                 $211,449      $ 7,485        $(32,102)        $(24,617)
Growth and Income Series                                71,807        3,075          (4,255)          (1,180)
Mid-Cap Growth Series                                   45,654        1,279         (10,597)          (9,318)
Multi-Sector Fixed Income Series                       224,790        2,187         (43,062)         (40,875)
Multi-Sector Short Term Bond Series                     33,337          416          (5,896)          (5,480)
Small-Cap Growth Series                                 20,530        1,382          (1,053)             329
Strategic Allocation Series                            163,095        2,770         (15,973)         (13,203)
Aberdeen International Series                          353,788       11,388         (86,939)         (75,551)
Duff & Phelps Real Estate Securities Series             90,062        2,458         (31,531)         (29,073)
Dynamic Asset Allocation Series - Aggressive Growth     23,267            0          (9,540)          (9,540)
Dynamic Asset Allocation Series - Growth                40,029          111         (14,960)         (14,849)
Dynamic Asset Allocation Series - Moderate              26,926          313          (4,826)          (4,513)
Dynamic Asset Allocation Series - Moderate Growth       28,874           70          (8,512)          (8,442)
Mid-Cap Value Series                                   117,672        2,747         (41,006)         (38,259)
Small-Cap Value Series                                  47,645        1,283         (18,903)         (17,620)
Van Kampen Comstock Equity Series                       58,317          890         (19,795)         (18,905)
Van Kampen Equity 500 Index Series                      70,269        4,843         (21,701)         (16,858)

NOTE 4 -- RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a series' results of operations and financial position.

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)(CONTINUED)

Management has evaluated the impact of SFAS 161 on financial statement disclosure and has determined that as of March 31, 2009, no additional disclosure is required.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 1A), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on financial statement disclosures, if any.

NOTE 5 - TREASURY GUARANTEE PROGRAM ($ reported in thousands)
On September 30, 2008, the Board authorized the Money Market Series (the "Series") to apply for participation in the Department of the Treasury's Temporary Money Market Fund Guarantee Program (the "Program"). The Series was subsequently accepted into the Program. Subject to certain conditions and limitations, in the event that the per share value of a Series falls below $9.95 and a Series liquidates its holdings, the Program will provide coverage to shareholders in the Series for up to $10.00 per share for the lesser of either the number of shares the investor held in the Series at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $9.95. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. The Series paid $20, to participate in the Program which was amortized through December 18, 2008.

On November 24, 2008, the U.S. Treasury announced an extension of the Treasury's Temporary Guaranteed Program for Money Market funds until April 30, 2009 to support ongoing stability in this market. PVA, in consultation with its mutual fund board, determined that continued participation in the program was in the best interest of shareholders, and the mutual fund board has authorized the Series to continue its participation in the program. The Series paid a fee of $29 which was amortized through April 30, 2009.

On April 1, 2009, the U.S. Treasury announced an extension of Treasury's Temporary Guarantee Program for Money Market Funds until September 18, 2009. To continue its participation, the Series paid an additional fee of $30 which will be amortized through September 18, 2009.

NOTE 6 - SUBSEQUENT EVENT
On May 1, 2009, Westwood Management Corp. replaced Sanford Bernstein as subadvisor to the Phoenix Mid-Cap Value Series and Phoenix Small-Cap Value Series.

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Phoenix Edge Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (principal financial officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.